As filed with the Securities and Exchange Commission on December 31, 2003

                                                      1933 Act File No. 33-68704
                                                      1940 Act File No. 811-8006

                                    Form N-1A

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /x/

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 57

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /x/

                                Amendment No. 58


                          SCUDDER MG INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)

                                One South Street
                            Baltimore, Maryland 21202
                                 (410) 895-5000

Daniel O. Hirsch                                     Mary Carty, Esq.
Scudder MG Investments Trust                         Willkie, Farr & Gallagher
One South Street                                     787 Seventh Avenue
Baltimore, Maryland 21202                            New York, New York 10019
(Name and address of agent for service)              (Copies of Documents)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[   ] On ________________ pursuant to paragraph (b)
[ X ] On March 1, 2004 pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:
[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                         SCUDDER
                                                                     INVESTMENTS

                            National Tax Free Funds II
                            Investment Class

                      Prospectus

--------------------------------------------------------------------------------

                            March 1, 2004

--------------------------------------------------------------------------------
                        |
                        |   Scudder Municipal Bond Fund
                        |   Scudder Short-Term Municipal Bond Fund



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

 How the Funds Work                      How to Invest in the Funds

   4  Scudder Municipal Bond Fund         25  Buying and Selling Investment
                                              Class Shares
  11  Scudder Short-Term Municipal
      Bond Fund                           26  Policies You Should Know
                                              About
  18  Other Policies and Secondary
      Risks                               33  Understanding Distributions
                                              and Taxes
  20  Who Manages and Oversees
      the Funds

  22  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                           |   Investment Class
                                                           |
                                            ticker symbol  |   MMBSX
                                              fund number  |   818

Scudder Municipal Bond Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from regular federal income tax. There is no restriction on the percentage of assets that may be invested in obligations the interest on which is a preference item for purposes of the federal alternative minimum tax (AMT).

The fund invests primarily in investment grade municipal securities. Municipal securities are debt securities issued by states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax. While the fund invests primarily in higher quality investment grade bonds, the fund may invest up to 15% of its assets in investment grade bonds that are rated in the fourth highest rating category. The fund may also invest a significant portion of its total assets (e.g., 25% or more) in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The payment of principal and interest on a private activity or industrial development bond is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Up to 20% of the fund's total assets may be invested in certain taxable securities in order to maintain liquidity. The fund may also purchase securities on a when-issued basis.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Fixed income securities are generally investment-grade if they are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization ("NRSRO") or of comparable quality.

In the event a security is rated below investment grade by an NRSRO and rated investment grade by another NRSRO, we will consider the security to be rated investment grade. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties of OTC derivative contracts.

In managing the fund, the portfolio managers look for securities that they believe offer the best value in keeping with the fund's goals of a high degree of income exempt from regular federal income tax and the preservation of capital. In making their buy and sell decisions, the portfolio managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market.

Issuer research lies at the heart of the fund's investment process. In selecting individual securities for investment, the portfolio management team:

o uses credit research conducted by full time in-house analysts to determine the issuer's current and future potential ability to pay principal and interest;

o looks to exploit any inefficiencies between intrinsic value and trading price; and

o subordinates sector weightings to individual bonds that may add above-market value.

In addition, the portfolio managers may use various types of derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, interest rate swaps and other over-the-counter derivatives.

Portfolio Maturity. The portfolio managers intend to maintain a dollar weighted effective average portfolio maturity of five to ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Bond maturity measures the time remaining until an issuer must repay a bond's principal in full.

The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the fund may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This prepayment may reduce the fund's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of the security. Because the fund may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued.

Maturity Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Tax Liability Risk. Distributions by the fund that are derived from income from taxable securities held by the fund will generally be taxable to shareholders as ordinary income. Other distributions such as capital gains are also subject to federal taxation. New federal or state legislation could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders. In addition, distribution of the fund's income and gains will generally be subject to state taxation.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


This fund is designed for individuals who are seeking income that is exempt from regular federal income tax.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the fund's Investment Class performance has varied from year to year, which may give some idea of risk. The table shows how the fund's Investment Class performance compares with a broad-based market index (which, unlike the fund, does not have any fees, or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Municipal Bond Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year              Investment Class
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

     1998      5.28
     1999     -1.56
     2000      8.47
     2001      5.08
     2002      7.23
     2003      0


For the periods included in the bar chart:

Best Quarter: %, Q_  ____                 Worst Quarter: %, Q_  ____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                                                        Since
                                              1 Year       5 Years    Inception*
--------------------------------------------------------------------------------
Investment Class
--------------------------------------------------------------------------------

Returns before taxes
--------------------------------------------------------------------------------
Return after Taxes on Distributions
--------------------------------------------------------------------------------
Return after Taxes on Distributions and
Sale of Fund Shares
--------------------------------------------------------------------------------
Index (reflects no deductions for fees,
expenses or taxes)
--------------------------------------------------------------------------------

Index: The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including over 1,900 intermediate term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million.

*  The fund's Investment Class shares commenced operations on July 30, 1997.

** Index comparison begins on July 31, 1997.

Total returns from 2000 through 2002 would have been lower if operating expenses hadn't been reduced.
--------------------------------------------------------------------------------

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.




--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment               None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fees                                                      %
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                                  None
--------------------------------------------------------------------------------
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursements**
--------------------------------------------------------------------------------
Net Annual Operating Expenses
--------------------------------------------------------------------------------


*    Includes a 0.25% service fee.


** [The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses for the __-month period from the fund's fiscal year end of ___________ so that expenses will not exceed ____%.]

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and the waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
    Example          1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------

Investment Class        $               $               $               $

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            |   Investment Class
                                                            |
                                             ticker symbol  |   MSMSX
                                               fund number  |   819

Scudder Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from regular federal income tax. There is no restriction on the percentage of assets that may be invested in obligations the interest on which is a preference item for purposes of the federal alternative minimum tax (AMT).

The fund invests primarily in investment grade short-term municipal securities. Municipal securities are debt securities issued by states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax. While the fund invests primarily in higher quality investment grade bonds, the fund may invest up to 15% of its assets in investment grade bonds that are rated in the fourth highest rating category. The fund may also invest a significant portion of its total assets (e.g., 25% or more) in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The payment of principal and interest on a private activity or industrial development bond is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.


--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Fixed income securities are generally investment-grade if they are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization ("NRSRO") or of comparable quality.

In the event a security is rated below investment grade by an NRSRO and rated investment grade by another NRSRO, we will consider the security to be rated investment grade. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties of OTC derivative contracts.

Up to 20% of the fund's total assets may be invested in certain taxable securities in order to maintain liquidity. The fund may also purchase securities on a when-issued basis.

In managing the fund, the portfolio managers look for securities that they believe offer the best value in keeping with the fund's goals of a high degree of income exempt from regular federal income tax and the preservation of capital. In making their buy and sell decisions, the portfolio managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market.

Issuer research lies at the heart of our investment process. In selecting individual securities for investment, the portfolio management team:

o uses credit research conducted by full time in-house analysts to determine the issuer's current and future potential ability to pay principal and interest;

o looks to exploit any inefficiencies between intrinsic value and trading price; and

o subordinates sector weightings to individual bonds that may add above-market value.

In addition, the portfolio managers may use various types of derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

Portfolio Maturity. The portfolio managers intend to maintain a dollar weighted effective average portfolio maturity of no longer than three years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Bond maturity measures the time remaining until an issuer must repay a bond's principal in full.

The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the fund may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This prepayment may reduce the fund's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of the security. Because the fund may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued.

Tax Liability Risk. Distributions by the fund that are derived from income from taxable securities held by the fund will generally be taxable to shareholders as ordinary income. Other distributions such as capital gains are also subject to federal taxation. New federal or state legislation could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders. In addition, distribution of the fund's income and gains will generally be subject to state taxation.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for individuals who are seeking income that is exempt from federal income tax and are also seeking less volatility in the value of your investment than an investment in the Municipal Bond Fund.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the fund's Investment Class performance has varied from year to year, which may give some idea of risk. The table shows how the fund's Investment Class performance compares with a broad-based market index (which, unlike the fund, does not have any fees, taxes or expenses) and another benchmark (which does reflect fees and expenses). The performance of the fund, the index and the benchmark varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).


The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.


Scudder Short-Term Municipal Bond Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year              Investment Class
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

        1998      4.75
        1999      0.93
        2000      6.18
        2001      4.75
        2002      4.90
        2003      0


For the periods included in the bar chart:

Best Quarter: %, Q_  ____                 Worst Quarter: %, Q_  ____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                                                        Since
                                              1 Year        5 Years  Inception*
--------------------------------------------------------------------------------
Investment Class
--------------------------------------------------------------------------------

Returns before taxes
--------------------------------------------------------------------------------
Return after Taxes on Distributions
--------------------------------------------------------------------------------
Return after Taxes on Distributions
and Sale of Fund Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for                                      **
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2                                                                  **
--------------------------------------------------------------------------------

Index 1: The Lehman Brothers 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990.

Index 2: The iMoneyNet All Tax-Free Money Funds Average is the average of all tax-exempt municipal money market funds that invest in obligations of tax-exempt entities, including state and municipal authorities. Money market funds seek to maintain a stable net asset value. Generally, their performance is below that of a short term municipal bond fund.

*  The fund's Investment Class commenced operations on December 3, 1997.

** Index comparisons begin on November 30, 1997.

Total returns from 2000 through 2002 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.




--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                    None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fees                                                            %
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                                       None
--------------------------------------------------------------------------------
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursements**
--------------------------------------------------------------------------------
Net Annual Operating Expenses
--------------------------------------------------------------------------------


*    Includes a 0.25% service fee.


** [The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses for the __-month period from the fund's fiscal year end of ___________ so that total expenses will not exceed __%.]


Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and the fee waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
    Example          1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------

Investment Class        $               $               $               $

--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

Other Policies

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. In addition, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy, as described herein, of each fund.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities or other short-term bonds that offer comparable safety. This could prevent losses but while engaged in a temporary defensive position, a fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, judged by the advisor to be of equivalent quality. All securities must meet the credit quality standards applied by the advisor If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

Secondary risks

Private Activity and Industrial Development Bond Risks. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

When-Issued and Delayed Delivery Securities Risk. Each fund may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.

Pricing Risk. At times market conditions might make it hard to value some investments. For example, if a fund has valued securities too highly, you may end up paying too much for fund shares when you buy into the fund. If a fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Investment Advisor. Deutsche Asset Management, Inc. ("DeAM, Inc.") with offices at 280 Park Avenue, New York, NY 10017, acts as the investment advisor for each fund. As investment advisor, under the supervision of the Board of Trustees, DeAM, Inc. makes the funds' investment decisions, buys and sells securities for the funds and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of December 31, 2002, managed approximately $90 billion in assets.

DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the rates paid, before waivers, by each fund for the most recent fiscal year, as a percentage of a fund's average daily net assets:

Fund Name                                           Fee Paid
---------------------------------------------------------------------

Scudder Municipal Bond Fund                              %
---------------------------------------------------------------------
Scudder Short-Term Municipal Bond Fund                   %
---------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund.


 Philip G. Condon                          Shelly Deitert
 Managing Director of Deutsche Asset       Assistant Vice President of
 Management and Co-Lead Portfolio          Deutsche Asset Management and
 Manager of the fund.                      Portfolio Manager of the fund.
  o Joined Deutsche Asset Management        o Joined Deutsche Asset
    in 1983 and the fund in 2003.             Management in 1997 and the fund
  o Over 27 years of investment industry      in 2003.
    experience.                             o Over 6 years of investment
  o MBA, University of Massachusetts at       industry experience.
    Amherst.

 Ashton P. Goodfield
 CFA, Managing Director of Deutsche Asset
 Management and Co-Lead Portfolio
 Manager of the fund.
  o Joined Deutsche Asset Management
    in 1986 and the fund in 2003.
  o Over 17 years of investment industry
    experience.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Municipal Bond Fund -- Investment Class


TO BE UPDATED.

Scudder Short-Term Municipal Bond Fund -- Investment Class


TO BE UPDATED.

How to Invest in the Funds

The following pages tell you how to invest in the funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

These instructions are for buying and selling Investment Class shares.

Buying and Selling Investment Class Shares

You may only buy Investment Class shares if you have a shareholder account set up with a financial representative. Financial representatives include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with the funds. Financial representatives may charge additional fees to investors for those services not otherwise included in their subdistribution or servicing agreement, such as cash management or special trust or retirement investment reporting.

Contact your financial representative for details on how to enter and pay for your order. Each fund's advisor or administrator may provide compensation to financial representatives for distribution, administrative and promotional services.

Investment minimums

Initial investment                                   $1,000
---------------------------------------------------------------------
Subsequent investment                                   $50
---------------------------------------------------------------------
Automatic investment plan                      $50/$250,000
(minimum/maximum)
---------------------------------------------------------------------
Minimum account balance                              $1,000
---------------------------------------------------------------------

The funds and their service providers reserve the right to waive or modify the investment minimums from time to time at their discretion.

Service plan

Each fund has adopted a service plan for its Investment Class shares. Under the plan, each fund pays service fees at an aggregate annual rate of up to 0.25% of the fund's average daily net assets for its Investment Class shares. The fees are compensation to financial representatives for providing personal services and/or account maintenance services to their customers. In the event that your service plan is terminated, your shares will be converted to Institutional Class shares of the same fund.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by each fund.

In either case, keep in mind that the information in this prospectus applies only to each fund's Investment Class. The funds do have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

The fund reserves the right (and may be required by law) to reject your new account purchase if any required or requested identifying information is not provided, or for other reasons.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges). In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund reserves the right (and may be required by law) to close and liquidate your account if we are unable to verify your identity, or for other reasons. If we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges). You may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability. The fund further reserves the right to hold your redemption proceeds until your original check clears the bank.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

The fund further reserves the right (and may be required by law) to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase or redeem fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes. One or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental law or authority or by applicable law.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.


You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent, and they have determined that it is in "good order," it will be processed at the next share price calculated.


Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.


QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone and electronic transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases or sales. In addition, for exchange requests, we may require a shareholder to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the shareholder's exchanges coincide with a "market timing" strategy. We may also reject or limit purchase orders for these or other reasons.

Each fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the funds cannot accept cash, starter checks, money orders, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

The price at which you buy shares is as follows:

Investment Class shares -- net asset value per share or NAV

To calculate NAV, each fund uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                ---------------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000. We will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

o  reject or limit purchases of shares for any reason

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

If a fund earns net investment income, its policy is to distribute to shareholders substantially all of that income monthly. Each fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If a fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gains at least annually.

Each fund may also pay dividends and capital gains distributions at other times if necessary for the fund to avoid federal income or excise tax.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. Whether taken in cash or reinvested, distributions from a fund may be subject to tax.

Buying and selling fund shares will usually have tax consequences for you. Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated for tax purposes, as a return of capital. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

However, if a fund has available capital loss carryforwards to offset its capital gains realized in any year, and its distributions exceed its income alone, all or a portion of the excess distributions may not be treated for tax purposes, as a return of capital, and would be taxable to shareholders.

Each fund intends to distribute tax-exempt interest as exempt-interest dividends, which are excluded from gross income for federal income tax purposes, but may be subject to alternative minimum tax and state and local income tax. Their distributions from other sources, if any, would be taxable as described above.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend or distribution, you'll be getting some of your investment back as a taxable distribution. You can avoid this, if you want, by investing after the fund declares a distribution.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

To Get More Information

Shareholder reports--These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything a fund owns, and its financial statements. Shareholders get these reports automatically at least semi-annually.

Statement of Additional Information (SAI)--This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about each fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about a fund, including a fund's SAI, at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.



Scudder Investments                        SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                  Public Reference Section
Chicago, IL 60606-5808                     Washington, D.C. 20549-0102
www.scudder.com                            www.sec.gov
(800) 621-1048                             (202) 942-8090



Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808

www.scudder.com                         SEC File Number:

SCUDDER                                 Morgan Grenfell Investment Trust811-8006
INVESTMENTS
                                            Municipal Bond Fund
A Member of
Deustche Asset Management [LOGO]            Short-Term Municipal Bond Fund

                                                                     SCUDDER
                                                                     INVESTMENTS




                           National Tax Free Funds II

                           Institutional Class



Prospectus


--------------------------------------------------------------------------------
                           March 1, 2004
--------------------------------------------------------------------------------

                           Scudder Municipal Bond Fund

                           Scudder Short-Term Municipal Bond Fund










As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------










Contents
--------------------------------------------------------------------------------

   How the Funds Work                       How to Invest in the Funds

     4  Scudder Municipal Bond Fund          25  Buying and Selling
                                                 Institutional Class Shares
    11  Scudder Short-Term Municipal
        Bond Fund                            30  Policies You Should Know
                                                 About
    18  Other Policies and Secondary
        Risks                                37  Understanding Distributions
                                                 and Taxes
    20  Who Manages and Oversees
        the Funds

    22  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                        |    Institutional Class

                                       ticker symbol    |    MGMBX

                                       fund number      |    528

  Scudder Municipal Bond Fund
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy

The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from regular federal income tax. There is no restriction on the percentage of assets that may be invested in obligations the interest on which is a preference item for purposes of the federal alternative minimum tax (AMT).

The fund invests primarily in investment grade municipal securities. Municipal securities are debt securities issued by states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax. While the fund invests primarily in higher quality investment grade bonds, the fund may invest up to 15% of its assets in investment grade bonds that are rated in the fourth highest rating category. The fund may also invest a significant portion of its total assets (e.g., 25% or more) in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The payment of principal and interest on a private activity or industrial development bond is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Up to 20% of the fund's total assets may be invested in certain taxable securities in order to maintain liquidity. The fund may also purchase securities on a when-issued basis.


--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Fixed income securities are generally investment-grade if they are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization ("NRSRO") or of comparable quality.

In the event a security is rated below investment grade by an NRSRO and rated investment grade by another NRSRO, we will consider the security to be rated investment grade. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties of OTC derivative contracts.

In managing the fund, the portfolio managers look for securities that they believe offer the best value in keeping with the fund's goals of a high degree of income exempt from regular federal income tax and the preservation of capital. In making their buy and sell decisions, the portfolio managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market.

Issuer research lies at the heart of the fund's investment process. In selecting individual securities for investment, the portfolio management team:

o uses credit research conducted by full time in-house analysts to determine the issuer's current and future potential ability to pay principal and interest;

o looks to exploit any inefficiencies between intrinsic value and trading price; and

o subordinates sector weightings to individual bonds that may add above-market value.

In addition, the portfolio managers may use various types of derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, interest rate swaps and other over-the-counter derivatives.

Portfolio Maturity. The portfolio managers intend to maintain a dollar weighted effective average portfolio maturity of five to ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Bond maturity measures the time remaining until an issuer must repay a bond's principal in full.

The Main Risks of Investing in the Fund



There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the fund may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This prepayment may reduce the fund's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of the security. Because the fund may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued.

Maturity Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Tax Liability Risk. Distributions by the fund that are derived from income from taxable securities held by the fund will generally be taxable to shareholders as ordinary income. Other distributions such as capital gains are also subject to federal taxation. New federal or state legislation could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders. In addition, distribution of the fund's income and gains will generally be subject to state taxation.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for individuals who are seeking income that is exempt from regular federal income tax.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the fund's Institutional Class performance has varied from year to year, which may give some idea of risk. The table shows how the fund's Institutional Class performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Municipal Bond Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Institutional Class
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1994       -0.99
1995       13.34
1996        5.84
1997        8.18
1998        5.44
1999       -1.25
2000        8.64
2001        5.34
2002        7.50
2003

For the periods included in the bar chart:


Best Quarter: %, Q_  _____                Worst Quarter: %, Q_  _____

Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------

 Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on Distributions
--------------------------------------------------------------------------------
  Return after Taxes on Distributions
  and Sale of Fund Shares
--------------------------------------------------------------------------------
Index (Reflects no deduction for
fees, expenses or taxes)
--------------------------------------------------------------------------------


Index: The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including over 1,900 intermediate term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million.

Total returns from 2000 through 2002 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.











--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment              None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management Fees                                                      %
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursements*
--------------------------------------------------------------------------------
Net Annual Operating Expenses
--------------------------------------------------------------------------------

* [The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses for the __-month period from the fund's fiscal year end of _____________ so that expenses will not exceed ____%.]


Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and the fee waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                 1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Institutional Class        $              $              $               $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         |   Institutional Class

                                         ticker symbol   |   MGSMX

                                         fund number     |   536

  Scudder Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy

The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from regular federal income tax. There is no restriction on the percentage of assets that may be invested in obligations the interest on which is a preference item for purposes of the federal alternative minimum tax (AMT).

The fund invests primarily in investment grade short-term municipal securities. Municipal securities are debt securities issued by states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax. While the fund invests primarily in higher quality investment grade bonds, the fund may invest up to 15% of its assets in investment grade bonds that are rated in the fourth highest rating category. The fund may also invest a significant portion of its total assets (e.g., 25% or more) in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The payment of principal and interest on a private activity or industrial development bond is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.


--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Fixed income securities are generally investment-grade if they are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization ("NRSRO") or of comparable quality.

In the event a security is rated below investment grade by an NRSRO and rated investment grade by another NRSRO, we will consider the security to be rated investment grade. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties of OTC derivative contracts.

Up to 20% of the fund's total assets may be invested in certain taxable securities in order to maintain liquidity. The fund may also purchase securities on a when-issued basis.

In managing the fund, the portfolio managers look for securities that they believe offer the best value in keeping with the fund's goals of a high degree of income exempt from regular federal income tax and the preservation of capital. In making their buy and sell decisions, the portfolio managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market.

Issuer research lies at the heart of our investment process. In selecting individual securities for investment, the portfolio management team:

o uses credit research conducted by full time in-house analysts to determine the issuer's current and future potential ability to pay principal and interest;

o looks to exploit any inefficiencies between intrinsic value and trading price; and

o subordinates sector weightings to individual bonds that may add above-market value.

In addition, the portfolio managers may use various types of derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

Portfolio Maturity. The portfolio managers intend to maintain a dollar weighted effective average portfolio maturity of no longer than three years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Bond maturity measures the time remaining until an issuer must repay a bond's principal in full.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the fund may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This prepayment may reduce the fund's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of the security. Because the fund may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued.

Tax Liability Risk. Distributions by the fund that are derived from income from taxable securities held by the fund will generally be taxable to shareholders as ordinary income. Other distributions such as capital gains are also subject to federal taxation. New federal or state legislation could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders. In addition, distribution of the fund's income and gains will generally be subject to state taxation.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for individuals who are seeking income that is exempt from federal income tax and are also seeking less volatility in the value of your investment than an investment in the Municipal Bond Fund.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the fund's Institutional Class performance for the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The table shows how the fund's Institutional Class performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses) and another benchmark (which does reflect fees and expenses). The performance of the fund, the index and the benchmark varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Short-Term Municipal Bond Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Institutional Class
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1996      5.59
1997      6.94
1998      5.13
1999      1.20
2000      6.34
2001      5.11
2002      5.16
2003

For the periods included in the bar chart:


Best Quarter: %, Q_  ____                 Worst Quarter: %, Q_  _____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                       1 Year        5 Years    Since Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------

  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deduction
for fees, expenses or taxes)**
--------------------------------------------------------------------------------
Index 2**
--------------------------------------------------------------------------------


Index 1: The Lehman Brothers 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of al least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990.

Index 2: The iMoneyNet All Tax-Free Money Funds Average is the average of all tax-exempt municipal money market funds that invest in obligations of tax-exempt entities, including state and municipal authorities. Money market funds seek to maintain a stable net asset value. Generally, their performance is below that of a short term municipal bond fund.

* The fund's Institutional Class shares commenced operations on March 6, 1995.

** Index comparisons begin on February 28, 1995.

Total returns from 2000 through 2002 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.










--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                 None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management Fees                                                         %
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursements*
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses
--------------------------------------------------------------------------------

* [The investment advisor and administrator have contractually agreed to waive their fees or reimburse expenses for the __-month period from the fund's fiscal year end of ____________ so that total expenses will not exceed ____%.]


Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and the fee waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                 1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Institutional Class        $              $              $               $
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

Other Policies

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. In addition, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy, as described herein, of each fund.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities or other short-term bonds that offer comparable safety. This could prevent losses but while engaged in a temporary defensive position, the fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, judged by the advisor to be of equivalent quality. All securities must meet the credit quality standards applied by the advisor If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

Secondary risks

Private Activity and Industrial Development Bond Risks. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

When-Issued and Delayed Delivery Securities Risk. Each fund may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.

Pricing Risk. At times market conditions might make it hard to value some investments. For example, if a fund has valued securities too highly, you may end up paying too much for fund shares when you buy into the fund. If a fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Investment Advisor. Deutsche Asset Management, Inc. ("DeAM, Inc.") with offices at 280 Park Avenue, New York, NY 10017, acts as the investment advisor for each fund. As investment advisor, under the supervision of the Board of Trustees, DeAM, Inc. makes the funds' investment decisions, buys and sells securities for the funds and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of December 31, 2002, managed approximately $90 billion in assets.

DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the rates paid, before waivers, by each fund for the most recent fiscal year, as a percentage of a fund's average daily net assets:

--------------------------------------------------------------------------------
Fund Name                                                            Fee Paid
--------------------------------------------------------------------------------

Scudder Municipal Bond Fund                                              %
--------------------------------------------------------------------------------
Scudder Short-Term Municipal Bond Fund                                   %
--------------------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund.


Philip G. Condon                          Shelly Deitert
Managing Director of Deutsche Asset       Assistant Vice President of Deutsche
Management and Co-Lead Portfolio          Asset Management and Portfolio
Manager of the fund.                      Manager of the fund.
  o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
      in 1983 and the fund in 2003.             in 1997 and the fund in 2003.
  o   Over 27 years of investment           o   Over 6 years of investment
      industry experience.                      industry experience.
  o   MBA, University of Massachusetts
      at Amherst.

Ashton P. Goodfield
CFA, Managing Director of Deutsche
Asset Management and Co-Lead Portfolio
Manager of the fund.
  o   Joined Deutsche Asset Management in
      1986 and the fund in 2003.
  o   Over 17 years of investment industry
      experience.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent accountants whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Municipal Bond Fund -- Institutional Class


TO BE UPDATED.

Scudder Short-Term Municipal Bond Fund --
Institutional Class


TO BE UPDATED.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative.

Buying and Selling Institutional Class Shares

You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial representative"). Contact them for details on how to enter and pay for your order. The funds' advisor or administrator may provide compensation to service agents for distribution, administrative and promotional services. Financial representatives include brokers, financial advisors or any other bank dealer or institution that has a sub-shareholder servicing agreement with a fund. Financial representatives may charge additional fees to investors for those services not otherwise included in their sub-distribution or servicing agreement, such as cash management or special trust or retirement investment reporting.

You may also buy Institutional Class shares by sending your check (along with a completed Application Form) directly to the transfer agent. Your purchase order may not be accepted if the fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the fund's shareholders.

Eligibility requirements

You may buy Institutional Shares if you are any of the following:

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o    An employee benefit plan with assets of at least $50 million.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o    A client of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares in the funds.

Investment minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived for:

o Investment advisory affiliates of Deutsche Bank Securities, Inc. or Scudder or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

o    Employee benefit plans with assets of at least $50 million.

o    Clients of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds.

Each fund and its service providers reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

How to contact the Transfer Agent

=====================================================================
By Phone:           (800) 621-1048
=====================================================================
First Investments   Scudder Investments Service Company
By Mail:            P.O. Box 219356
                    Kansas City, MO 64121-9356
=====================================================================
Additional          Scudder Investments Service Company
Investments By      P.O. Box 219154
Mail:               Kansas City, MO 64121-9154
=====================================================================
By Overnight Mail:  Scudder Investments Service Company
                    811 Main Street
                    Kansas City, MO 64105-2005
=====================================================================
By Fax (for         (800) 821-6234
exchanging and
selling shares
only):
=====================================================================

You can reach ScudderACCESS, the Scudder automated information line, 24 hours a day, 7 days a week by calling (800) 972-3060.

How to open your fund account

=====================================================================
MAIL:             Complete and sign the account application that
                  accompanies this prospectus. (You may obtain
                  additional applications by calling the transfer
                  agent.) Mail the completed application along with
                  a check payable to the fund you have selected to
                  the transfer agent. Be sure to include the fund
                  number. (For fund numbers, see below.) The
                  addresses are shown under `How to contact the
                  Transfer Agent.'
=====================================================================
WIRE:             Call the transfer agent to set up a wire account.
=====================================================================
FUND NAME         Scudder Municipal Bond Fund -- Institutional Class
AND FUND          -- 528
NUMBER            Scudder Short-Term Municipal Bond Fund --
                  Institutional Class -- 536
=====================================================================

Please note that your account cannot become activated until we receive a completed application.

How to buy and sell shares

MAIL:

Buying: Send your check, payable to the fund you have selected to the transfer agent. Be sure to include the fund number and your account number on the check. (For fund numbers, see "How to open your fund account.") The addresses are shown above under "How to contact the Transfer Agent." If you are investing in more than one fund, make your check payable to "Scudder Funds" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the transfer agent with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $250,000 worth of shares in your account to keep it open. Unless exchanging into another Scudder fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial representative must call Shareholder Services at (800) 621-1048 to notify us in advance of a wire transfer purchase. Inform Shareholder Services of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. (Eastern time) the next business day following your purchase.

=====================================================================
Bank Name:          Deutsche Bank Trust Company Americas
=====================================================================
Routing No:         021001033
=====================================================================
Attn:               Scudder Funds
=====================================================================
DDA No:             00-226-296
=====================================================================
FBO:                (Account name)
                    (Account number)
=====================================================================
Credit:             (fund name and number)
                    (See `How to open your fund account.')
=====================================================================

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 p.m. (Eastern time) on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Selling: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial representative or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your financial representative or Shareholder Services at (800) 621-1048. Inform Shareholder Services of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. The fund and its service providers reserve the right to waive the minimum from time to time at their discretion. We must receive your order by 4:00 p.m. (Eastern time) to wire your account the next business day.

TELEPHONE TRANSACTIONS:

You may place orders to buy and sell over the phone by calling your financial representative or Shareholder Services at (800) 621-1048. If your shares are in an account with the transfer agent, you may (1) redeem by check in an amount up to $100,000, or by wire (minimum $1,000), or (2) exchange the shares for Institutional shares of another Scudder fund by calling Shareholder Services.


You may make regular investments from a bank checking account. For more information on setting up an automatic investment plan or payroll investment plan, call Shareholder Services at 1-800-730-1313.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to each fund's Institutional Class. The funds do have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call (800) 621-1048.

Policies about transactions


Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. (Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

The fund reserves the right (and may be required by law) to reject your new account purchase if any required or requested identifying information is not provided, or for other reasons.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges). In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund reserves the right (and may be required by law) to close and liquidate your account if we are unable to verify your identity, or for other reasons. If we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges). You may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability. The fund further reserves the right to hold your redemption proceeds until your original check clears the bank.

The fund further reserves the right (and may be required by law) to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase or redeem fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes. One or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental law or authority or by applicable law.

The fund generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO and U.S. territories are acceptable) or for a non-resident alien.


You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.


ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Telephone and electronic transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 pm (Eastern time) the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred. To sell shares, you must state whether you would like to receive the proceeds by wire or check.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases or sales. In addition, for exchange requests, we may require a shareholder to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the shareholder's exchanges coincide with a "market timing" strategy. We may also reject or limit purchase orders for these or other reasons.

Each fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the funds cannot accept cash, starter checks, money orders, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but the proceeds could be delayed for up to seven calendar days. However, the payment of redemption proceeds and the processing of exchanges for shares recently purchased by check may be delayed for up to 10 calendar days.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public, and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Account statements: we or your service agent will generally furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account.

How the funds calculate share price

The price at which you buy shares is as follows:

Institutional class shares -- net asset value per share or NAV

To calculate NAV, the share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

We typically use market data to value securities. We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o redeem your shares and close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $250,000 for any reason other than a change in market value

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

o  reject or limit purchases of shares for any reason

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

If a fund earns net investment income, its policy is to distribute to shareholders substantially all of that income monthly. Each fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If a fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gains at least annually.

Each fund may also pay dividends and capital gains distributions at other times if necessary for the fund to avoid federal income or excise tax. If you invest in a fund close to the time that the fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash and even if a portion of the distribution represents a return of your purchase price.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. Whether taken in cash or reinvested, distributions from a fund may be subject to tax.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

---------------------------------------------------------------------
Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from a fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

---------------------------------------------------------------------
Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated for tax purposes, as a return of capital. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

However, if a fund has available capital loss carryforwards to offset its capital gains realized in any year, and its distributions exceed its income alone, all or a portion of the excess distributions may not be treated for tax purposes, as a return of capital, and would be taxable to shareholders.

Each fund intends to distribute tax-exempt interest as exempt-interest dividends, which are excluded from gross income for federal income tax purposes, but may be subject to alternative minimum tax and state and local income tax. Their distributions from other sources, if any, would be taxable as described above.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before your fund pays a dividend or distribution, you'll be getting some of your investment back as a taxable distribution. You can avoid this, if you want, by investing after your fund declares a distribution.

Corporations may be able to take a dividends-received deduction for a portion of the income dividends they receive.

--------------------------------------------------------------------------------


To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Investments                        SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                  Public Reference Section
Chicago, IL 60606-5808                     Washington, D.C. 20549-0102
www.scudder.com                            www.sec.gov
(800) 621-1048                             (202) 942-8090










Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808



Scudder                                SEC File Number:
Investments
                                       Morgan Grenfell Investment Trust 811-8006
A Member of                               Municipal Bond Fund
Deutsche Asset Management [LOGO]          Short-Term Municipal Bond Fund

                                                                     SCUDDER
                                                                     INVESTMENTS

                            National Tax Free Funds II
                            Classes A, B and C

            Prospectus


--------------------------------------------------------------------------------
                            March 1, 2004
--------------------------------------------------------------------------------


                            Scudder Short-Term Municipal Bond Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

   How the Fund Works                       How to Invest in the Fund

     4  The Fund's Main Investment           17  Choosing a Share Class
         Strategy

                                             22  How to Buy Shares
     6  The Main Risks of Investing
        in the Fund                          23  How to Exchange or Sell Shares


     8  The Fund's Performance               24  Policies You Should Know
        History                                  About

    10  How Much Investors Pay               32  Understanding Distributions
                                                 and Taxes
    11  Other Policies and Secondary
        Risks

    13  Who Manages and Oversees
        the Fund

    15  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                               Class A     Class B     Class C

                               fund number     436         636         736

  Scudder Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from regular federal income tax. There is no restriction on the percentage of assets that may be invested in obligations the interest on which is a preference item for purposes of the federal alternative minimum tax (AMT).

The fund invests primarily in investment grade short-term municipal securities. Municipal securities are debt securities issued by states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax. While the fund invests primarily in higher quality investment grade bonds, the fund may invest up to 15% of its assets in investment grade bonds that are rated in the fourth highest rating category. The fund may also invest a significant portion of its total assets (e.g., 25% or more) in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The payment of principal and interest on a private activity or industrial development bond is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Up to 20% of the fund's total assets may be invested in certain taxable securities in order to maintain liquidity. The fund may also purchase securities on a when-issued basis.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Fixed income securities are generally investment-grade if they are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization ("NRSRO") or of comparable quality.

In the event a security is rated below investment grade by an NRSRO and rated investment grade by another NRSRO, we will consider the security to be rated investment grade. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties of OTC derivative contracts.

In managing the fund, the portfolio managers look for securities that they believe offer the best value in keeping with the fund's goals of a high degree of income exempt from regular federal income tax and the preservation of capital. In making their buy and sell decisions, the portfolio managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market.

Issuer research lies at the heart of our investment process. In selecting individual securities for investment, the portfolio management team:

o uses credit research conducted by full time in-house analysts to determine the issuer's current and future potential ability to pay principal and interest;

o looks to exploit any inefficiencies between intrinsic value and trading price; and

o subordinates sector weightings to individual bonds that may add above-market value.

In addition, the portfolio managers may use various types of derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

Portfolio Maturity. The portfolio managers intend to maintain a dollar weighted effective average portfolio maturity of no longer than three years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Bond maturity measures the time remaining until an issuer must repay a bond's principal in full.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the fund may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This prepayment may reduce the fund's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of the security. Because the fund may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued.

Tax Liability Risk. Distributions by the fund that are derived from income from taxable securities held by the fund will generally be taxable to shareholders as ordinary income. Other distributions such as capital gains are also subject to federal taxation. New federal or state legislation could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders. In addition, distribution of the fund's income and gains will generally be subject to state taxation.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for individuals who are seeking income that is exempt from regular federal income tax and are also seeking less volatility in the value of their investment than an investment in the Municipal Bond Fund.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

     o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses) and another benchmark (which does reflect fees and expenses). The table includes the effects of maximum sales loads. The performance of the fund, the index and the benchmark varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is February 28, 2003. Performance figures before that date are based on the historical performance of the fund's original share class (Institutional Class), adjusted to reflect the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges for Class A, B or C. Institutional Class shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Short-Term Municipal Bond Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1996      5.31
1997      6.66
1998      4.85
1999      0.95
2000      6.07
2001      4.85
2002     4.90
2003



For the periods included in the bar chart:

Best Quarter: __%, Q_ ____                Worst Quarter: __%, Q_ ____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------


                                                                         Since
                                          1 Year        5 Years       Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Return before taxes
--------------------------------------------------------------------------------
Return after Taxes on Distributions
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)
--------------------------------------------------------------------------------
Class C (Return before Taxes)
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)**
--------------------------------------------------------------------------------
Index 2**
--------------------------------------------------------------------------------


Index 1: The Lehman Brothers 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990.

Index 2: The iMoneyNet All Tax-Free Money Funds Average is the average of all tax-exempt municipal money market funds that invest in obligations of tax-exempt entities, including state and municipal authorities. Money market funds seek to maintain a stable net asset value. Generally, their performance is below that of a short term municipal bond fund.

*    Institutional Class commenced operations on March 6, 1995.

**   Index comparisons begin on February 28, 1995.

Total returns from 2000 through 2002 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

--------------------------------------------------------------------------------
The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A      Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as % of offering price)           2.00%          None         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as
a % of original purchase price or
redemption proceeds, whichever is lower)       None*        4.00%        1.00%
--------------------------------------------------------------------------------


Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                   %             %            %
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee
--------------------------------------------------------------------------------
Other Expenses**
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursements***
--------------------------------------------------------------------------------
Net Annual Operating Expenses
--------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a 0.25% shareholder servicing fee for Class B and Class C shares. Estimated since no Class A, B or C shares were issued as of the fund's fiscal year.


*** [The advisor and administrator have contractually agreed to waive their fees or reimburse expenses for the __-month period from the fund's fiscal year end of __________, ____ so that total expenses will not exceed ___% for Class A shares and ___% for Class B and C shares.]


Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and the fee waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------


Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                 $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                 $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

Other Policies

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. In addition, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy, as described herein.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities or other short-term bonds that offer comparable safety. This could prevent losses but while engaged in a temporary defensive position, the fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, judged by the advisor to be of equivalent quality. All securities must meet the credit quality standards applied by the advisor. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

Secondary risks

Private Activity and Industrial Development Bond Risks. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

When-Issued and Delayed Delivery Securities Risk. The fund may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.

Pricing Risk. At times market conditions might make it hard to value some investments. For example, if the fund has valued securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Investment Advisor. Deutsche Asset Management, Inc. ("DeAM, Inc."), with offices at 280 Park Avenue, New York, NY 10017, acts as investment advisor for the fund. As investment advisor, under the supervision of the Board of Trustees, DeAM, Inc. makes the fund's investment decisions, buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of December 31, 2002, managed approximately $90 billion in assets.

DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the fund. Below is the rate paid, before waivers, by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets:


Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder Short-Term Municipal Bond Fund                    %
---------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of the fund.


Philip G. Condon                          Shelly Deitert
Managing Director of Deutsche Asset       Assistant Vice President of Deutsche
Management and Co-Lead Portfolio          Asset Management and Portfolio
Manager of the fund.                      Manager of the fund.
o   Joined Deutsche Asset Management      o  Joined Deutsche Asset Management
    in 1983 and the fund in 2003.            in 1997 and the fund in 2003.
o   Over 27 years of investment           o  Over 6 years of investment
    industry experience.                     industry experience.
o   MBA, University of Massachusetts
    at Amherst.

Ashton P. Goodfield
CFA, Managing Director of Deutsche
Asset Management and Co-Lead Portfolio
Manager of the fund.
o    Joined Deutsche Asset Management
    in 1986 and the fund in 2003.
o    Over 17 years of investment
    industry experience.

Financial Highlights

Performance for the Institutional Class shares of the fund is presented to provide financial performance information for the Class A, B and C shares for the fund prior to its inception. The table below helps you understand the financial performance of the above-listed share classes. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the fund's financial statements, are included in the fund's annual report (see "Shareholder reports" on the last page).


Scudder Short-Term Municipal Bond Fund -- Institutional Class


TO BE UPDATED.

How to Invest in the Fund

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative.

Choosing a Share Class

This prospectus describes three share classes for the fund. Each class has its own fees and expenses, offering you a choice of cost structures. The fund offers other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 2.00% charged    o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual expenses are lower than
                                            those for Class B or Class C
o Up to 0.25% annual distribution fee
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 0.75% annual distribution fee and
  0.25% shareholder servicing fee
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower than Class B, but your shares
o Deferred sales charge of 1.00%,           never convert to Class A, so annual
  charged when you sell shares you          expenses remain higher
  bought within the last year

o 0.75% annual distribution fee and
  0.25% shareholder servicing fee
--------------------------------------------------------------------------------


Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's advisor may provide compensation to financial representatives for distribution, administrative and promotional services

Class A shares

Class A shares have a 12b-1 plan, under which a distribution fee of up to 0.25% is deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares have a sales charge that varies with the amount you invest:

---------------------------------------------------------------------
                        Sales charge as a %   Sales charge as a % of
Your investment         of offering price      your net investment
---------------------------------------------------------------------
Up to $100,000                 2.00                   2.04
---------------------------------------------------------------------
$100,000-$249,999              1.75                   1.78
---------------------------------------------------------------------
$250,000-$499,999              1.50                   1.52
---------------------------------------------------------------------
$500,000-$999,999              1.25                   1.26
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

o exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load, in which case you would be required to pay the difference

o a current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker dealer authorized to sell shares of the funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges. Class B shares have a 12b-1 Plan, under which a distribution fee of 0.75% is deducted from class assets each year. Class B shares also deduct a 0.25% shareholder servicing fee from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares           CDSC on shares you sell
-------------------------------------------------------------------------
First year                                    4.00%
-------------------------------------------------------------------------
Second or third year                           3.00
-------------------------------------------------------------------------
Fourth or fifth year                           2.00
-------------------------------------------------------------------------
Sixth year                                     1.00
-------------------------------------------------------------------------
Seventh year and later              None (automatic conversion to Class A)
-------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% is deducted from class assets each year. Class C shares also deduct a 0.25% shareholder servicing fee from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                      1.00%
---------------------------------------------------------------------
Second year and later                            None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the  o  Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application       o  Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                         o  If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions   o  Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                       o  Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                       o  To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

--                                       o  Go to www.scudder.com and register

                                         o  Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------

Regular mail:

First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
                                          over $100,000, can only be ordered in
$50 or more for exchanges between         writing with a signature guarantee; if
existing accounts                         you're in doubt, see page 28.
--------------------------------------------------------------------------------
Through a financial representative       o  Contact your representative by the
                                            method that's most convenient for
o Contact your representative by the        you
  method that's most convenient for you
--------------------------------------------------------------------------------
By phone or wire                         o  Call (800) 621-1048 for instructions

o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:            Write a letter that includes:

o the fund, class and account number     o  the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares  o  the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you     o  your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your        o  a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a     --
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

not available                            o  To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register     --

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by the fund.

In either case, keep in mind that the information in this prospectus applies only to the fund's Class A, Class B and Class C shares. The fund has other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

The fund reserves the right (and may be required by law) to reject your new account purchase if any required or requested identifying information is not provided, or for other reasons.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges). In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund reserves the right (and may be required by law) to close and liquidate your account if we are unable to verify your identity, or for other reasons. If we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges). You may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability. The fund further reserves the right to hold your redemption proceeds until your original check clears the bank.

The fund further reserves the right (and may be required by law) to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase or redeem fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes. One or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental law or authority or by applicable law.

The fund generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO and U.S. territories are acceptable) or for a non-resident alien.


You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone and electronic transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases or sales. In addition, for exchange requests, we may require a shareholder to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the shareholder's exchanges coincide with a "market timing" strategy. We may also reject or limit purchase orders for these or other reasons.

The fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, starter checks, money orders, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

There are certain cases in which you may be exempt from a CDSC. Among others, these include:

o    the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors Inc., the fund's distributor, that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the fund calculates share price

The price at which you buy shares is as follows:

Class A shares -- net asset value per share or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share or NAV

To calculate NAV, each share class uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------       =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o    withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or, in any case, where a fall in share price created the low balance)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

o    reject or limit purchases of shares for any reason

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

If the fund earns net investment income, its policy is to distribute to shareholders substantially all of that income monthly. The fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If the fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gains at least annually.

The fund may also pay dividends and capital gains distributions at other times if necessary for the fund to avoid federal income or excise tax.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. Whether taken in cash or reinvested, distributions from the fund may be subject to tax.

Buying and selling fund shares will usually have tax consequences for you. Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------


If the fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated for tax purposes, as a return of capital. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

However, if the fund has available capital loss carryforwards to offset its capital gains realized in any year, and its distributions exceed its income alone, all or a portion of the excess distributions may not be treated for tax purposes, as a return of capital, and would be taxable to shareholders.

The fund intends to distribute tax-exempt interest as exempt-interest dividends, which are excluded from gross income for federal income tax purposes, but may be subject to alternative minimum tax and state and local income tax. Their distributions from other sources, if any, would be taxable as described above.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend or distribution, you'll be getting some of your investment back as a taxable distribution. You can avoid this, if you want, by investing after your fund declares a distribution.

Corporations may be able to take a dividends-received deduction for a portion of the income dividends they receive.

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.


Scudder Investments                 SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza           Public Reference Section
Chicago, IL 60606-5808              Washington, D.C. 20549-0102
www.scudder.com                     www.sec.gov
(800) 621-1048                      (202) 942-8090

Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808

Scudder
Investments                         SEC File Number:
                                      Morgan Grenfell Investment Trust 811-8006
A Member of                             Short-Term Municipal Bond Fund
Deutsche Asset Management

                                             STATEMENT OF ADDITIONAL INFORMATION



                                  March 1, 2004



Scudder MG Investments Trust


Scudder Municipal Bond Fund -- Investment Class
Scudder Municipal Bond Fund -- Institutional Class

Scudder Short-Term Municipal Bond Fund -- Investment Class Scudder Short-Term Municipal Bond Fund -- Institutional Class Scudder Short-Term Municipal Bond Fund -- Class A Shares Scudder Short-Term Municipal Bond Fund -- Class B Shares Scudder Short-Term Municipal Bond Fund -- Class C Shares


Scudder MG Investments Trust (formerly, Morgan Grenfell Investment Trust) (the "Trust") is an open-end, management investment company consisting of ten investment portfolios (each a "Fund," collectively, the "Funds"), each having separate and distinct investment objectives and policies. The Funds described in this Statement of Additional Information ("SAI") are classified as "diversified" within the meaning of the Investment Company Act of 1940 (the "1940 Act").

The information contained in this SAI generally supplements the information contained in each Fund's Institutional Class or Investment Class Prospectus dated March 1, 2004, the Short-Term Municipal Bond Fund's Class A, B and C share Prospectus dated March 1, 2004 as amended or supplemented from time to time (each, a "Prospectus" and collectively, the "Prospectuses"). This SAI is not a prospectus, and should be read only in conjunction with each Fund's prospectus.


No investor should invest in shares of the Fund without first reading the Prospectuses. Capitalized terms used herein and not otherwise defined have the same meaning ascribed to them in each Prospectus.

The audited financial statements for each Fund are included in each Fund's annual report, which we have filed electronically with the Securities and Exchange Commission (the "SEC") and which are incorporated by reference into the Statement of Additional Information. A copy of each Prospectus may be obtained without charge from Shareholder Services, by calling 1-800-621-1048 or by writing to Scudder Investments, P.O. Box 219210, Kansas City, Missouri 64121.

Deutsche Asset Management, Inc. (the "Advisor" or "DeAM, Inc.") serves as investment advisor and administrator to the Trust. Scudder Distributors, Inc. (the "Distributor" or "SDI") serves as each Fund's principal underwriter and distributor.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..............................1

INVESTMENT RESTRICTIONS.......................................................1

MANAGEMENT OF THE TRUST AND FUNDS............................................24

PURCHASES AND REDEMPTIONS OF SHARES..........................................31

NET ASSET VALUE..............................................................48

TAXES........................................................................50

GENERAL......................................................................50

US SHAREHOLDERS-- DISTRIBUTIONS..............................................52

US SHAREHOLDERS-- SALE OF SHARES.............................................53

NON-US SHAREHOLDERS..........................................................54

MANAGEMENT OF THE TRUST AND FUND.............................................54

GENERAL INFORMATION ABOUT THE TRUST..........................................63

ANNUAL AND SEMI-ANNUAL REPORTS...............................................65

CONSIDERATION FOR PURCHASES OF SHARES........................................66

ADDITIONAL INFORMATION.......................................................66

FINANCIAL STATEMENTS.........................................................66

APPENDIX A...................................................................67




No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectuses in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. Each Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made. Shares of a Fund may not available in certain states. Please call 1-800-621-1048 to determine availability in your state.

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The following is a description of each Fund's investment objectives and policies. There can, of course, be no assurance that a Fund will achieve its investment objectives. Each Fund will notify its shareholders 60 days prior to a change in its 80% investment policy. The following supplements the information contained in the Prospectuses concerning the investment objectives and policies of each Fund.

Investment Objectives and Policies

Municipal Bond Fund

Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from federal income tax. There is no restriction on the percentage of assets that may be invested in obligations the interest on which is a preference item for purposes of the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The Fund invests primarily in investment grade bonds that are either rated in one of the three highest rating categories by one of the major independent rating agencies, or, if unrated, considered by the Advisor to be of comparable quality. The Fund may invest up to 15% of its assets in investment grade municipal securities that are rated in the fourth highest category, or, if unrated, considered by the Advisor to be of comparable quality. In the event that any security is downgraded, the Advisor will determine whether to hold or sell such security, provided that that Fund will not hold more than 5% of its net assets in securities that are rated below investment grade (junk-bonds). Up to 20% of the Fund's total assets may be invested in certain taxable securities in order to maintain liquidity. Securities may be purchased on a when-issued basis.

Short-Term Municipal Bond Fund

Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from federal income tax. There is no restriction on the percentage of assets that may be invested in obligations the interest on which is a preference item for purposes of the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The Fund invests primarily in investment grade short-term municipal securities that are either rated in one of the three highest rating categories by one of the major independent rating agencies, or, if unrated, considered by the Advisor to be of comparable quality. The Fund may invest up to 15% of its assets in investment grade bonds that are rated in the fourth highest category, or if unrated, considered by the Advisor to be of comparable quality. In the event that any security is downgraded, the Advisor will determine whether to hold or sell such security, provided that that Fund will not hold more than 5% of its net assets in securities that are rated below investment grade (junk-bonds). Up to 20% of the Fund's total assets may be invested in certain taxable securities in order to maintain liquidity. Securities may be purchased on a when-issued basis.

                             INVESTMENT RESTRICTIONS

The fundamental investment restrictions set forth below may not be changed with respect to a Fund without the approval of a "majority" (as defined in the 1940
Act) of the outstanding shares of that Fund. For the purposes of the 1940 Act, "majority" means the lesser of (a) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the shares of the Fund.

Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by fundamental investment restriction
(2) listed below for Short-Term and Municipal Bond Fund and fundamental investment restriction (3) listed below for Municipal Bond Fund.

In addition, the policy of each Municipal Bond Fund and Short-Term Municipal Bond Fund to invest at least 80% of its net assets in tax-exempt securities has been designated as fundamental.

The nonfundamental investment restrictions set forth below may be changed or amended by the Trust's Board of Trustees without shareholder approval.

INVESTMENT RESTRICTIONS THAT APPLY TO SHORT-TERM MUNICIPAL BOND FUND

FUNDAMENTAL INVESTMENT RESTRICTIONS.  The Trust may not, on behalf of a Fund:

(1)      Issue senior securities, except as permitted by paragraphs (2), (6) and
         (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts, repurchase agreements and reverse repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below are not deemed to be senior securities, if appropriately covered.

(2) Borrow money (i) except from banks as a temporary measure for extraordinary emergency purposes and (ii) except that the Fund may enter into reverse repurchase agreements and dollar rolls, if appropriately covered, with banks, broker-dealers and other parties; provided that, in each case, the Fund is required to maintain asset coverage of at least 300% for all borrowings. For the purposes of this investment restriction, short sales, transactions in currency, forward contracts, swaps, options, futures contracts and options on futures contracts, and forward commitment transactions shall not constitute borrowing.

(3) Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts.

(4) Act as an underwriter, except to the extent that, in connection with the disposition of Fund securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(5) Purchase or sell real estate, or any interest therein, and real estate mortgage loans, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships) that invest in real estate or interests therein.

(6) Make loans, except that the Fund may lend Fund securities in accordance with the Fund's investment policies and may purchase or invest in repurchase agreements, bank certificates of deposit, all or a portion of an issue of bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original Issuance of the securities.

(7) Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(8) Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This restriction does not apply to investments in obligations of the US Government or any of its agencies or instrumentalities.

In addition, Short-Term Municipal Bond Fund will adhere to the following fundamental investment restriction:

         With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than the US Government, or any of its agencies or instrumentalities, or other investment companies), if (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS. The Trust may not, on behalf of Short-Term Municipal Bond Fund:

(a) Participate on a joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable Fund securities with other accounts under the management of the Advisor to save commissions or to average prices among them is not deemed to result in a securities trading account.

(b) Purchase securities of other US-registered investment companies, except as permitted by the Investment Company Act of 1940 and the rules, regulations and any applicable exemptive order issued thereunder.

(c) Invest for the purpose of exercising control over or management of any company.

(d) Purchase any security, including any repurchase agreement maturing in more than seven days, which is illiquid, if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities.

The staff of the Commission has taken the position that fixed time deposits maturing in more than seven days that cannot be traded on a secondary market and participation interests in loans are illiquid. Until such time (if any) as this position changes, the Trust, on behalf of each Fund, will include such investments in determining compliance with the 15% limitation on investments in illiquid securities (10% limitation for Municipal Bond Fund and Short-Term Municipal Bond Fund). Restricted securities (including commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, which the Board of Trustees has determined are readily marketable will not be deemed to be illiquid for purposes of such restriction.

"Value" for the purposes of the foregoing investment restrictions shall mean the market value used in determining each Fund's net asset value.

INVESTMENT RESTRICTIONS THAT APPLY TO MUNICIPAL BOND Fund

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Trust may not, on behalf of Municipal Bond Fund:

(1)      Acquire more than 10% of the voting securities of any one issuer.

(2)      Invest in companies for the purpose of exercising control.

(3) Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

(4) Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and a Fund may enter into repurchase agreements.

(5) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

(6) Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of the Fund, a Fund may invest in municipal securities or other obligations secured by real estate or interests therein.

(7) Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

(8) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

(9) Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

(10) Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

(11) Purchase or retain securities of an issuer if an officer, trustee, partner or director of the Fund or any investment Advisor of the Fund owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

(12) Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

(13) Write or purchase puts, calls, options or combinations thereof or invest in warrants, except that a Fund may purchase "put" bonds.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

(1) A Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of Municipal Bond Fund's total assets and 15% of Fixed Income Fund's net assets. An illiquid security is a security that cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

(2) A Fund may not purchase securities of other US-registered investment companies except as permitted by the Investment Company Act of 1940 and the rules, regulations and any applicable exemptive order issued thereunder.

Summary of Investment Practices


The following is a chart of the various types of securities and investment strategies employed by the Funds. Unless otherwise indicated, the Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. If the Funds' investment in a particular type of security is limited to a certain percentage of the Funds' assets, that percentage limitation is listed in the chart. Following the chart, there is a description of how each type of security and investment strategy may be used by the Funds. As a matter of non-fundamental operating policy, the Funds may be subject to additional restrictions.

------------------------------- ------------------------------------ -------------------------------------------
INVESTMENT PRACTICE             Municipal Bond Fund                  Short-Term Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------

KEY TO TABLE:

|   Permitted without stated limit
?   Permitted without stated limit, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
----------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES
------------------------------- ------------------------------------ -------------------------------------------

Common Stock                                     X                                       X
------------------------------- ------------------------------------ -------------------------------------------

Warrants                                         X                                       X
------------------------------- ------------------------------------ -------------------------------------------

Preferred Stock                                  X                                       X
------------------------------- ------------------------------------ -------------------------------------------

Convertible Securities                           X                                       X
----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
------------------------------- ------------------------------------ -------------------------------------------

Short-Term Instruments                           ?                                       |
------------------------------- ------------------------------------ -------------------------------------------

Obligations of Banks and                        20%                                     20%
Other Financial Institutions
------------------------------- ------------------------------------ -------------------------------------------

Certificates of Deposit and                     20%                                     20%
Banker's Acceptances
------------------------------- ------------------------------------ -------------------------------------------

Commercial Paper                                 |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Variable Rate Master Demand                      |                                       |
Notes
------------------------------- ------------------------------------ -------------------------------------------

U.S. Government Securities                      20%                                     20%
------------------------------- ------------------------------------ -------------------------------------------

Custodial Receipts                               X                                       X
------------------------------- ------------------------------------ -------------------------------------------

Zero Coupon Securities and                       X                                       X
Deferred Interest Bonds
------------------------------- ------------------------------------ -------------------------------------------

Variable Rate Securities                         |                                       |
------------------------------- ------------------------------------ -------------------------------------------


                                       5

------------------------------- ------------------------------------ -------------------------------------------
INVESTMENT PRACTICE             Municipal Bond Fund                  Short-Term Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------

KEY TO TABLE:

|   Permitted without stated limit
?   Permitted without stated limit, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
----------------------------------------------------------------------------------------------------------------
Inverse Floating Rate                            X                                       X
Securities
------------------------------- ------------------------------------ -------------------------------------------

Lower-Rated Debt Securities                     5%                                       5%
------------------------------- ------------------------------------ -------------------------------------------

Put Bonds                                        ?                                       ?
----------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------- ------------------------------------ -------------------------------------------

Municipal Notes                                  |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Tax Anticipation Notes                           |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Revenue Anticipation Notes                       |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Bond Anticipation Notes                          |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Tax and Revenue Anticipation                     |                                       |
Notes
------------------------------- ------------------------------------ -------------------------------------------

Construction Loan Notes                          |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Miscellaneous, Temporary and                     |                                       |
Anticipatory Instruments
------------------------------- ------------------------------------ -------------------------------------------

Tax-Exempt Commercial Paper                      |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Municipal Securities                       At least 80%                             At least 80%
------------------------------- ------------------------------------ -------------------------------------------

General Obligation Bonds                         |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Revenue Bonds                                    |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Private Activity Bonds                           |                                       |
------------------------------- ------------------------------------ -------------------------------------------



                                       6

------------------------------- ------------------------------------ -------------------------------------------
INVESTMENT PRACTICE             Municipal Bond Fund                  Short-Term Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------

KEY TO TABLE:

|   Permitted without stated limit
?   Permitted without stated limit, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
----------------------------------------------------------------------------------------------------------------
Tender Option Bonds                              |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Municipal Leases,                               5%                                       5%
Certificates of Participation
and Other Participation
Interests
------------------------------- ------------------------------------ -------------------------------------------

Pre-Refunded Securities                          |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Auction Rate Securities                          |                                       |
------------------------------- ------------------------------------ -------------------------------------------

Pay-in-Kind Securities                           X                                       X
----------------------------------------------------------------------------------------------------------------

DERIVATIVE SECURITIES (OPTIONS)
------------------------------- ------------------------------------ -------------------------------------------


Options on Securities                            X                                       |

------------------------------- ------------------------------------ -------------------------------------------


Options on Securities Indices                    X                                       |

------------------------------- ------------------------------------ -------------------------------------------

Options on Non-US Securities                     X                                       X
Indices
------------------------------- ------------------------------------ -------------------------------------------



----------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS)
------------------------------- ------------------------------------ -------------------------------------------


Futures Contracts                                X                                       |

------------------------------- ------------------------------------ -------------------------------------------

Futures Contracts on

Securities Indices                               X                                       |

------------------------------- ------------------------------------ -------------------------------------------

Options on Futures Contracts
(including Contracts on

Securities Indices)                              X                                       |

----------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (HEDGING STRATEGIES)
------------------------------- ------------------------------------ -------------------------------------------


Swap Agreement                                   |                                       |

------------------------------- ------------------------------------ -------------------------------------------


                                       7

------------------------------- ------------------------------------ -------------------------------------------
INVESTMENT PRACTICE             Municipal Bond Fund                  Short-Term Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------

KEY TO TABLE:

|   Permitted without stated limit
?   Permitted without stated limit, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
----------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (HEDGING STRATEGIES)
------------------------------- ------------------------------------ -------------------------------------------


Hedging Strategies                               |                                       |

----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
------------------------------- ------------------------------------ -------------------------------------------

Government Guaranteed                           20%                                     20%
Mortgage-Backed Securities
------------------------------- ------------------------------------ -------------------------------------------

Ginnie Mae Certificates                         20%                                     20%
------------------------------- ------------------------------------ -------------------------------------------

Fannie Mae Certificates                         20%                                     20%
------------------------------- ------------------------------------ -------------------------------------------

Freddie Mac Certificates                        20%                                     20%
------------------------------- ------------------------------------ -------------------------------------------

Multi-Class Mortgage-Backed                      X                                       X
Securities (CMOs and REMICs)
------------------------------- ------------------------------------ -------------------------------------------

Private Issued Mortgage                          X                                       X
-Backed Securities
------------------------------- ------------------------------------ -------------------------------------------

Asset-Backed Securities                          X                                       X
----------------------------------------------------------------------------------------------------------------
SECURITIES OF NON-U.S. ISSUERS
------------------------------- ------------------------------------ -------------------------------------------

Foreign Securities &                             X                                       X
Depository Receipts (ADRs,
EDRs, GDRs and IDRs)
------------------------------- ------------------------------------ -------------------------------------------

Foreign Corporate Debt                           X                                       X
Securities
------------------------------- ------------------------------------ -------------------------------------------

Foreign Government Debt                          X                                       X
Securities
------------------------------- ------------------------------------ -------------------------------------------

Investments in Emerging                          X                                       X
Markets
------------------------------- ------------------------------------ -------------------------------------------


                                       8

------------------------------- ------------------------------------ -------------------------------------------
INVESTMENT PRACTICE             Municipal Bond Fund                  Short-Term Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------

KEY TO TABLE:

|   Permitted without stated limit
?   Permitted without stated limit, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
----------------------------------------------------------------------------------------------------------------
CURRENCY MANAGEMENT
------------------------------- ------------------------------------ -------------------------------------------

Currency Exchange Transactions                   X                                       X
------------------------------- ------------------------------------ -------------------------------------------

Currency Hedging Transactions                    X                                       X
------------------------------- ------------------------------------ -------------------------------------------

Forward Currency Exchange                        X                                       X
Contracts
------------------------------- ------------------------------------ -------------------------------------------

Options on Foreign Currencies                    X                                       X
----------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS AND INVESTMENT PRACTICES
------------------------------- ------------------------------------ -------------------------------------------

Illiquid Securities                             10%                                     10%
------------------------------- ------------------------------------ -------------------------------------------

When-Issued and Delayed                          |                                       |
Delivery Securities
------------------------------- ------------------------------------ -------------------------------------------

Repurchase Agreements                           20%                                     20%
------------------------------- ------------------------------------ -------------------------------------------

Mortgage Dollar Rolls                            X                                       X
------------------------------- ------------------------------------ -------------------------------------------

Lending of Portfolio                             X                                    33 1/3%
Securities
------------------------------- ------------------------------------ -------------------------------------------

Borrowing                                       10%                                   33 1/3%
------------------------------- ------------------------------------ -------------------------------------------

Short Sales                                      X                                       ?
------------------------------- ------------------------------------ -------------------------------------------

Other Investment Companies                      10%                                     10%
------------------------------- ------------------------------------ -------------------------------------------

Temporary Defensive                             20%                                     20%
Investments
------------------------------- ------------------------------------ -------------------------------------------

Fixed Income Securities

General. Each Fund may invest in fixed income securities. In periods of declining interest rates, the yield (income from portfolio investments over a stated period of time) of a Fund that invests in fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. In addition, when interest rates are falling, the inflow of net new money to such a Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate. The value of fixed income securities in a Fund's portfolio generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Private Activity and Industrial Development Bonds. Each of the Funds may invest in private activity and industrial development bonds, which are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Put Bonds. Each of the Funds may invest in "put" bonds, which are tax-exempt securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Advisor intends to purchase only those "put" bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer before the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer of the put although the final maturity of the security is later than such date.

US Government Securities. The Funds may invest in obligations issued or guaranteed as to both principal and interest by the US Government, its agencies, instrumentalities or sponsored enterprises ("US Government securities"). The full faith and credit of the United States support some US Government securities, such as US Treasury bills, notes and bonds. Others, such as obligations issued or guaranteed by US Government agencies or instrumentalities are supported either by (i) the full faith and credit of the US Government (such as securities of the Small Business Administration), (ii) the right of the issuer to borrow from the US Treasury (such as securities of the Federal Home Loan Banks), (iii) the discretionary authority of the US Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (iv) only the credit of the issuer. No assurance can be given that the US Government will provide financial support to US Government agencies or instrumentalities in the future.

Each of the Funds may also invest in separately traded principal and interest components of securities guaranteed or issued by the US Government or its agencies, instrumentalities or sponsored enterprises if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the US Government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

Custodial Receipts. Custodial receipts are interests in separately traded interest and principal component parts of US Government securities that are issued by banks or brokerage firms and are created by depositing US Government securities into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Custodial receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury

Securities ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (see "US Government securities" above) are interests in accounts sponsored by the US Treasury. Receipts are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

Zero Coupon Securities. STRIPS and custodial receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because a Fund must distribute the accreted amounts in order to qualify for favorable tax treatment, it may have to sell portfolio securities to generate cash to satisfy the applicable distribution requirements. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Variable and Floating Rate Instruments. Each of the Funds may invest in variable or floating rate instruments and variable rate demand instruments, including variable amount master demand notes. These instruments will normally involve industrial development or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank. In addition, the interest rate on these securities may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. A Fund holding such an instrument can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest.

Debt instruments purchased by a Fund may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund's fixed income investments, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Fund's investment quality standards relating to investments in bank obligations. The Advisor will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Fund should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or during periods in which a Fund is not entitled to exercise its demand rights.

Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days.

Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard and Poor's Ratings Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") and other recognized rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality or value. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. See Appendix A for a description of the ratings provided by Standard & Poor's, Moody's and certain other recognized rating organizations.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor, pursuant to guidelines established by the Board of Trustees, will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission (the "Commission").

Lower Quality Debt Obligations "Junk-Bonds." These securities are considered speculative and, while generally offering greater income than investments in higher quality securities, involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality bonds tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates.

Below investment grade bonds (junk bonds) will also be affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The market for these lower quality bonds is generally less liquid than the market for investment grade bonds. Therefore, the Advisor's judgment may at times play a greater role in valuing these securities than in the case of investment grade bonds, and it also may be more difficult under certain adverse market conditions to sell these lower quality securities to meet redemption requests, to respond to changes in the market, or to determine accurately a Fund's net asset value.

The market value of fixed income securities that carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline.

Municipal Securities. The Funds may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from state and local taxes). Municipal securities may also be issued on a taxable basis (i.e., the interest on such securities is not exempt from regular federal income tax).

Municipal  securities  are  often  issued to obtain  funds  for  various  public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities also include "private activity" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer may also be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds.

In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications.

For the purpose of applying a Fund's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the Advisor based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

One or a small number of institutional investors such as a Fund may purchase an entire issue of municipal securities. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable.

The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, because of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.

Municipal Leases, Certificates of Participation and other Participation Interests. A municipal lease is an obligation in the form of a lease or installment purchase contract that is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance (as well as regular Federal income tax). Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Fund's investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments.

In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Fund's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Funds' respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Fund may be determined by the Advisor, pursuant to guidelines adopted by the Trustees of the Trust, to be liquid securities for the purpose of such Fund's limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund. No Fund may invest more than 5% of its net assets in municipal leases.

Each of the Funds may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days notice, of all or any part of the Fund's participation interest in the underlying municipal security, plus accrued interest.

Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

Tax-Exempt Commercial Paper. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Pre-Refunded Municipal Securities. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding the source of such payments of the principal of and interest on these securities are typically paid from an escrow fund consisting of obligations issued or guaranteed by the US Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

Tender Option Bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.

However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the Advisor, the credit quality of the bond issuer and the financial institution is deemed, in light of the Fund's credit quality requirements, to be inadequate. Each Fund intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the Advisor, be exempt from regular federal income tax. However, because there can be no assurance that the IRS will agree with such counsel's opinion in any particular case, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Fund intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

Auction Rate Securities. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of complying with the 20% limitation on each Municipal Fund's investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.

A Fund's investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other US registered investment companies, which limitations are prescribed by the 1940 Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of the Fund's assets in securities of any one such investment company or more than 10% of its assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Private Activity Bonds. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Fund (including a Municipal Fund's distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below, subject to its fundamental investment restrictions, for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of a Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, Scudder Short-Term Municipal Bond Fund may purchase and sell exchange-listed and over the counter put and call options on securities, fixed-income indices and other financial instruments; and may purchase and sell futures contracts and options thereon. Each Fund may enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (except to the extent that 80% of a Fund's assets, determined at the time of purchase, are required to be invested in municipal securities that pay interest exempt from regular federal income tax, and as limited by the Fund's other investment restrictions and subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Funds, and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of that Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options (for Scudder Short-Term Municipal Bond Fund). Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with US government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities including US Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on US and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including US Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures (for Scudder Short-Term Municipal Bond Fund only). The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes and for duration management, and for risk management and return enhancement, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, index and other swaps and the purchase or sale of related caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Fund will  usually  enter  into swaps on a net basis,  i.e.,  the two  payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and a Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Third Party Puts. A Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a Fund will be that of holding such a long-term bond and the weighted average maturity of that Fund's portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require a Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require a Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate cash or liquid assets equal to the exercise price.

Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require that Fund to hold an amount of that currency or liquid assets denominated in that currency equal to a Fund's obligations or to segregate cash or liquid assets equal to the amount of a Fund's obligation.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and that Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

Strategic  Transactions  may be covered  by other  means  when  consistent  with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating cash or liquid assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Mortgage-Backed And Asset-Backed Securities

General. The Funds may invest, to a limited extent, in mortgage-backed securities, which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Accordingly, the market values of such securities will vary with changes in market interest rates generally and in yield differentials among various kinds of US Government securities and other mortgage-backed securities. Many mortgage-backed securities may be considered derivative instruments.

Mortgage-Backed. Each of the Funds may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. A Fund may invest in mortgage-backed securities issued or guaranteed by US Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the US Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the US Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisor believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the Advisor, is three years or less at the time of purchase of the security by a Fund. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily objective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the Advisor will monitor the average life of the portfolio securities of each Fund with a portfolio maturity policy and make needed adjustments to comply with such Funds' policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the Advisor will be the actual average life of such securities.

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security subject to the right and obligation to sell it back to the other party at the same price plus accrued interest. The Fund's custodian will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the repurchase price, but repurchase agreements involve some credit risk to a Fund if the other party defaults on its obligation and the Fund is delayed in or prevented from liquidating the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trust's Board of Trustees.

For purposes of the 1940 Act and, generally, for tax purposes, a repurchase agreement is considered to be a loan from the Fund to the seller of the obligation. For other purposes, it is not clear whether a court would consider such an obligation as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the obligation before its repurchase, under the repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such delays may result in a loss of interest or decline in price of the obligation.

If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the obligation, the Fund may be treated as an unsecured creditor of the seller and required to return the obligation to the seller's estate. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Advisor seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the obligation. In addition to the risk of bankruptcy or insolvency proceedings, there is the risk that the seller may fail to repurchase the security. However, if the market value of the obligation falls below an amount equal to 102% of the repurchase price (including accrued interest), the seller of the obligation will be required to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

"When-Issued" Purchases and Forward Commitments (Delayed Delivery). Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When these transactions are negotiated, the price of the securities is fixed at the time of the commitment, but delivery and payment may take place up to 90 days after the date of the commitment to purchase for equity securities, and up to 45 days after such date for fixed income securities. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates. A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed appropriate by the Advisor, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a gain or loss, and distributions attributable to any such gain, including a distribution by a Municipal Fund, would be taxable to shareholders.

When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the Fund's custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. The market value of a Fund's net assets will generally fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Fund expects that its commitments to purchase when-issued securities and forward commitments will not exceed 33% of the value of its total assets. When a Fund engages in "when-issued" and forward commitment transactions, it relies on the other party to the transaction to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest or dividends on the securities it has committed to purchase until the settlement date.

Borrowing. Each Fund may borrow for temporary or emergency purposes. This borrowing may be unsecured. Among the forms of borrowing in which each Fund may engage is entering into reverse repurchase agreements. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Fund is required to sell some of its portfolio securities within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. See "Investment Restrictions."

Lending Portfolio Securities. Short-Term Municipal Bond Fund may lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made by a Fund, may not exceed 33 1/3% of the value of the Fund's total assets. A Fund's loans of securities will be collateralized by cash, cash equivalents or US Government securities. The cash or instruments collateralizing the Fund's loans of securities will be maintained at all times in a segregated account with the Fund's custodian, in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "placing broker". No fee will be paid to affiliated persons of the Fund. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable.

By lending portfolio securities, a Fund can increase its income by continuing to receive amounts equal to the interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when US Government securities are used as collateral. A Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as amounts equal to the dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and
(vi) voting rights on the loaned securities may pass to the borrower except that, if a material event will occur affecting the investment in the loaned securities, the Fund must terminate the loan in time to vote the securities on such event.

Diversification. Each Fund is "diversified" under the 1940 Act and is also subject to issuer diversification requirements imposed on regulated investment companies by Subchapter M of the Code. See "Investment Restrictions" and "Taxes" below.

Concentration of Investments. As a matter of fundamental policy, no Fund may invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except US Government securities). Currently, it is not anticipated that either Fund will invest 25% or more of its total assets (at market value at the time of purchase) in: (a) securities of one or more issuers conducting their principal activities in the same state; or (b) securities the principal and interest of which is paid from revenues of projects with similar characteristics, except that 25% or more of either Fund's total assets may be invested in single family and multi-family housing obligations. To the extent a Fund concentrates its investments in single family and multi-family housing obligations, the Fund will be subject to the peculiar risks associated with investments in such obligations, including prepayment risks and the risks of default on housing loans, which may be affected by economic conditions and other factors relating to such obligations.

Restricted Securities. A Fund may invest to a limited extent in restricted securities. Restricted securities are securities that may not be sold freely to the public without prior registration under federal securities laws or an exemption from registration. Restricted securities will be considered illiquid unless they are restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933. Although Rule 144A Securities have not been registered under the Securities Act, they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary market may affect the value of the Rule 144A Securities. The Fund's Board of Directors has established guidelines and procedures for the Advisor to utilize to determine the liquidity of such securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

Other Investment Companies. Each Fund may invest in the aggregate no more than 10% of its total assets, calculated at the time of purchase, in the securities of other US-registered investment companies. In addition, a Fund may not invest more than 5% of its total assets in the securities of any one such investment company or acquire more than 3% of the voting securities of any other such investment company. A Fund will indirectly bear its proportionate share of any management or other fees paid by investment companies in which it invests, in addition to its own fees.

Temporary Defensive Investments. For temporary defensive purposes during periods when the Advisor determines that conditions warrant, each of the Funds may invest up to 20% of its assets in cash and money market instruments, including securities issued or guaranteed by the US Government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances issued by banks or savings and loans associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at the time of purchase at least A-1 by Standard & Poor's or P-1 by Moody's, or unrated commercial paper determined by the Advisor to be of comparable quality; repurchase agreements involving any of the foregoing; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments.

Commercial Paper. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S or non-U.S issuer. Each of the Funds may purchase commercial paper. Each Fund may also invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Fund and an issuer, and are not normally traded in a secondary market. A Fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The Advisor will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also "Fixed Income Securities -- Variable and Floating Rate Instruments."

Bank Obligations. Each Fund's investments in money market instruments may include certificates of deposit, time deposits and bankers' acceptances.
Certificates of Deposit ("CDs") are short-term negotiable obligations of commercial banks. Time Deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

US commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). US banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, US branches of US banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. US savings and loan associations, the CDs of which may be purchased by the Funds, are supervised and subject to examination by the Office of Thrift Supervision. US savings and loan associations are insured by the Savings Association Insurance Fund which is administered by the FDIC and backed by the full faith and credit of the US Government.

                        MANAGEMENT OF THE TRUST AND FUNDS

Code of Ethics

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits access persons of the Funds to invest in securities for their own accounts, but requires compliance with the Code's preclearance requirements, subject to certain exceptions. In addition, the Trust's Code provides for trading blackout periods that prohibit trading by personnel within periods of trading by the

Funds in the same security. The Trust's Code prohibits short term trading profits, prohibits personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The Funds' advisor and its affiliates (including the Funds' Distributor, SDI) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Consolidated Code"). The Consolidated Code permits access persons to trade in securities for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements, that may be purchased or held by the fund. In addition, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by a Fund in the same security. The Consolidated Code also prohibits short term trading profits, and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

Portfolio Turnover. A Fund's portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. A Fund may sell securities held for a short time in order to take advantage of what the Advisor believes to be temporary disparities in normal yield relationships between securities. A high rate of portfolio turnover (i.e., 100% or higher) will result in correspondingly higher transaction costs to a Fund, particularly if the Fund's primary investments are equity securities. A high rate of portfolio turnover will also increase the likelihood of net short-term capital gains (distributions of which are taxable to shareholders as ordinary income).

The following table sets forth the portfolio turnover rates for each Fund during the periods indicated:


                                              For the Fiscal Year Ended
                                              -------------------------
                                              2003                 2002
                                              ----                 ----

Scudder Municipal Bond Fund                    %                    17%

Scudder Short-Term Municipal Bond Fund         %                    34%


The Administrator. Deutsche Asset Management, Inc. (the "Administrator"), 345 Park Avenue, New York, New York 10154, serves as the Trust's administrator pursuant to an Administration Agreement dated August 27,1998. Pursuant to the Administration Agreement, the Administrator has agreed to furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies including the Commission and state securities commissions; and provide accounting and bookkeeping services for each Fund, including the computation of each Fund's net asset value, net investment income and net realized capital gains, if any.


For its services under the Administration Agreement, the Administrator receives a monthly fee at the following annual rates of the aggregate average daily net assets of such Fund: ___% for the Funds. The Administrator will pay Accounting Agency and Transfer Agency fees out of the Administration fee. Previously, these fees were charged directly to each Fund. Net Fund Operating Expenses will remain unchanged since the Advisor has agreed to reduce its advisory fee and to make arrangements to limit certain other expenses to the extent necessary to limit Fund Operating Expenses of each Fund to the specified percentage of the Fund's net assets as described in the Expense Information tables in the prospectus.


The following table sets forth the net administration fees that each Fund paid the Administrator during the periods indicated:

                                            For the Fiscal Year Ended
                                            -------------------------

                                           2003      2002         2001
                                           ----      ----         ----

Scudder Municipal Bond Fund                   $     $538,605     $632,150

Scudder Short-Term Municipal Bond Fund        $     $285,709     $199,179

The Administration Agreement provides that the Administrator will not be liable under the Administration Agreement except for bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Expenses of the Trust. The expenses borne by each Fund include: (i) fees and expenses of any investment advisor and any administrator of the Fund; (ii) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (iii) brokers' commissions; (iv) payment for portfolio pricing services to a pricing agent, if any; (v) legal expenses; (vi) interest, insurance premiums, taxes or governmental fees; (vii) clerical expenses of issue, redemption or repurchase of shares of the Fund; (viii) the expenses of and fees for registering or qualifying shares of the Fund for sale and of maintaining the registration of the Fund and registering the Fund as a broker or a dealer; (ix) the fees and expenses of Trustees who are not affiliated with the Advisor; (x) the fees or disbursements of custodians of the Fund's assets, including expenses incurred in the performance of any obligations enumerated by the Declaration of Trust or By-Laws of the Trust insofar as they govern agreements with any such custodian; (xi) costs in connection with annual or special meetings of shareholders, including proxy material preparation, printing and mailing; (xii) charges and expenses of the Trust's auditor; (xiii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (xiv) expenses of an extraordinary and nonrecurring nature.

Transfer Agent. Effective December 16, 2002, Scudder Investments Service Company ("SISvC") has been retained to act as transfer and dividend disbursing agent pursuant to a transfer agency agreement (the "Transfer Agency Agreement"), under which SISvC (i) maintains record shareholder accounts, and (ii) makes periodic reports to the Trust's Board of Trustees concerning the operations of the fund. Prior to December 16, 2002 Investment Company Capital Corp. acted as the Fund's transfer and dividend disbursing agent. SISvC provides the same services that ICCC provided to the Fund and is entitled to receive the same rate of compensation.

Pursuant to a sub-transfer agency agreement between SISvC and DST Systems, Inc. ("DST"), SISvC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISvC, not by the Fund.

The Distributor. The Trust, on behalf of each Fund, has entered into a distribution agreement (the "Distribution Agreement") pursuant to which Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606 ("SDI" or the "Distributor"), as agent, serves as principal underwriter for the continuous offering of shares of each Fund. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Advisor, and not the Trust, is responsible for payment of any expenses or fees incurred in the marketing and distribution of shares of a Fund.

The Distribution Agreement will remain in effect for one year from its effective date and will continue in effect thereafter only if such continuance is specifically approved annually by the Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of such parties. The Distribution Agreement was most recently approved on June 6, 2002 by a vote of the Trust's Board of Trustees, including a majority of those Trustees who were not parties to the Distribution Agreement or "interested persons" of any such parties. The Distribution Agreement is terminable, as to a Fund, by vote of the Board of Trustees, or by the holders of a majority of the outstanding shares of the Fund, at any time without penalty on 60 days' written notice to the Distributor. The Distributor may terminate the Distribution Agreement at any time without penalty on 60 days' written notice to the Trust.

Class A, B and C Shares Only. In addition, with respect to Class A, B and C Shares of Scudder Short-Term Municipal Bond Fund these classes may enter into Shareholder Servicing Agreements with certain financial institutions to act as Shareholder Servicing Agents, pursuant to which the Distributor will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Currently, banking laws and regulations do not prohibit a financial holding company affiliate from acting as distributor or Shareholder

Servicing Agent or in other capacities for investment companies. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Trust may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the Prospectuses and this Statement of Additional Information in conjunction with any such institution's fee schedule.

As compensation for providing distribution and shareholder services as described above for the Class A Shares, the Distributor receives an annual fee, paid monthly, equal to 0.25% of the average daily net assets of the Class A Shares. With respect to the Class A Shares, the Distributor expects to allocate up to all of its fee to Participating Dealers and Shareholder Servicing Agents. As compensation for providing distribution and shareholder services as described above for the Class B and C Shares, the Distributor receives an annual fee, paid monthly, equal to 0.75% of their respective average daily net. In addition, with respect to the Class B and C Shares, the Distributor receives a shareholder servicing fee at an annual rate of 0.25% of their respective average daily net assets. (See the Prospectus.)

Scudder Short-Term Municipal Bond Fund Class A, B and C shares were offered for the first time with this Statement of Additional Information and their Prospectus dated February 28, 2003. The Distributor did not receive any fees for providing distribution and shareholder services to these Classes for the last fiscal year.

Pursuant to Rule 12b-1 under the 1940 Act, investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by their shareholders. Scudder Short-Term Municipal Bond Fund has adopted plans of distribution for their Class A, B and C Shares (the "Plans"). Under the plan, the Fund pays a fee to the Distributor for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and the Distributor is authorized to make payments out of its fee to Participating Dealers and Shareholder Servicing Agents. The Plans will remain in effect from year to year as specifically approved (a) at least annually by the Board of Trustees and (b) by the affirmative vote of a majority of the Independent Trustees, by votes cast in person at a meeting called for such purpose.

In approving the Plans, the Trustees concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plans would benefit the Funds and their shareholders. The Plans will be renewed only if the Trustees make a similar determination in each subsequent year. The Plans may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of each Fund. The Plans may be terminated at any time by the vote of a majority of the Independent Trustees or by a vote of a majority of the Fund's outstanding shares.

During the continuance of the Plans, the Trustees will be provided for their review, at least quarterly, a written report concerning the payments made under the Plans to the Distributor pursuant to the Distribution Agreement and to Participating Dealers pursuant to any Sub-Distribution Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plans, the selection and nomination of the Independent Trustees will be committed to the discretion of the Independent Trustees then in office.

Under the Plans, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to the Distributor under the Plans. Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Class A Shares is less than 0.25% of the Class A Shares' average daily net assets for any period or if the cost of providing distribution services to the Class B and C Shares is less than 0.75% of the classes' respective average daily net assets for any period, the unexpended portion of the distribution fees may be retained by the Distributor. The Plans do not provide for any charges to High Income Plus Fund or Fixed Income Fund for excess amounts expended by the Distributor and, if any of the Plans is terminated in accordance with its terms, the obligation of the respective Fund to make payments to the Distributor pursuant to such Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates with respect to that class. In return for payments received pursuant to the Plans, the Distributor pays the distribution-related expenses of each Fund including one or more of the following:

advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.


Custodian. State Street Bank and Trust Company (SSB) (the "Custodian"), One Heritage Drive-JPB/2N, North Quincy, MA 02176, serves as the Trust's custodian pursuant to a Custodian Agreement. Under its custody agreement with the Trust, the Custodian (i) maintains separate accounts in the name of a Fund, (ii) holds and transfers portfolio securities on account of a Fund, (iii) accepts receipts and makes disbursements of money on behalf of a Fund, (iv) collects and receives all income and other payments and distributions on account of a Fund's portfolio securities and (v) makes periodic reports to the Trust's Board of Trustees concerning a Fund's operations. The Custodian is authorized to select one or more foreign or domestic banks or companies to serve as sub-custodian on behalf of a Fund.


Service Plan (Investment Shares Only). Each Fund has adopted a service plan (the "Plan") with respect to its Investment shares which authorizes it to compensate Service Organizations whose customers invest in Investment shares of the Fund for providing certain personal, account administration and/or shareholder liaison services. Pursuant to the Plans, a Fund may enter into agreements with Service Organizations ("Service Agreements"). Under such Service Agreements or otherwise, the Service Organizations may perform some or all of the following services: (i) acting as record holder and nominee of all Investment shares beneficially owned by their customers; (ii) establishing and maintaining individual accounts and records with respect to the service shares owned by each customer; (iii) providing facilities to answer inquiries and respond to correspondence from customers about the status of their accounts or about other aspects of the Trust or applicable Fund; (iv) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange Investment shares; (v) receiving and transmitting funds representing the purchase price or redemption proceeds of such Investment shares; (vi)
participant level recordkeeping, sub-accounting, and other administrative services in connection with the entry of purchase and redemption orders for the Plan; (vii) withholding sums required by applicable authorities; (viii) providing daily violation services to the Plans; (ix) paying and filing of all withholding and documentation required by appropriate government agencies; (x) provision of reports, refunds and other documents required by tax laws and the Employee Retirement Income Security Act of 1974 ("ERISA"); and (xi) providing prospectuses, proxy materials and other documents of the Fund to participants as may be required by law.

As compensation for such services, each Service Organization of a Fund is entitled to receive a service fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Fund's Investment shares attributable to customers of such Service Organization. Service Organizations may from time to time be required to meet certain other criteria in order to receive service fees.

In accordance with the terms of the Service Plans, the officers of the Trust provide to the Trust's Board of Trustees for their review periodically a written report of services performed by and fees paid to each Service Organization under the Service Agreements and Service Plans.

Pursuant to the Plans, Investment shares of a Fund that are beneficially owned by customers of a Service Organization will convert automatically to Institutional shares of the same Fund in the event that such Service
Organization's Service Agreement expires or is terminated. Customers of a Service Organization will receive advance notice of any such conversion, and any such conversion will be effected on the basis of the relative net asset values of the two classes of shares involved.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974 ("ERISA") may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Investment shares of the Fund. Service Organizations that are subject to the jurisdiction of the Commission, the Department of Labor or state securities commissions are urged to consult their own legal advisors before investing fiduciary assets in Investment shares and receiving service fees.

The Trust believes that fiduciaries of ERISA plans may properly receive fees under a Service Plan if the plan fiduciary otherwise properly discharges its fiduciary duties, including (if applicable) those under ERISA. Under ERISA, a plan fiduciary, such as a trustee or investment manager, must meet the fiduciary responsibility standards set forth in part 4 of Title I of ERISA. Those standards are designed to help ensure that the fiduciary's decisions are made in the best interests of the plan and are not colored by self-interest.

Section 403(c)(1) of ERISA provides, in part, that the assets of a plan shall be held for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries and defraying reasonable expenses of administering the plan. Section 404(a)(1) sets forth a similar requirement on how a plan fiduciary must discharge his or her duties with respect to the plan, and provides further that such fiduciary must act prudently and solely in the interests of the participants and beneficiaries. These basic provisions are supplemented by the per se prohibitions of certain classes of transactions set forth in Section 406 of ERISA.

Section 406(a)(1)(D) of ERISA prohibits a fiduciary of an ERISA plan from causing that plan to engage in a transaction if he knows or should know that the transaction would constitute a direct or indirect transfer to, or use by or for the benefit of, a party in interest, of any assets of that plan. Section 3(14) includes within the definition of "party in interest" with respect to a plan any fiduciary with respect to that plan. Thus, Section 406(a)(1)(D) would not only prohibit a fiduciary from causing the plan to engage in a transaction which would benefit a third person who is a party in interest, but it would also prohibit the fiduciary from similarly benefiting himself. In addition, Section 406(b)(1) specifically prohibits a fiduciary with respect to a plan from dealing with the assets of that plan in his own interest or for his own account. Section 406(b)(3) supplements these provisions by prohibiting a plan fiduciary from receiving any consideration for his own personal account from any party dealing with the plan in connection with a transaction involving the assets of the plan.

In accordance with the foregoing, however, a fiduciary of an ERISA plan may properly receive service fees under a Service Plan if the fees are used for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries or for defraying reasonable expenses of administering the plan for which the plan would otherwise be liable. See, e.g., Department of Labor ERISA Technical Release No. 86-1 (stating a violation of ERISA would not occur where a broker-dealer rebates commission dollars to a plan fiduciary who, in turn, reduces its fees for which plan is otherwise responsible for paying). Thus, the fiduciary duty issues involved in a plan fiduciary's receipt of the service fee must be assessed on a case-by-case basis by the relevant plan fiduciary.

Portfolio Transactions. Subject to the general supervision of the Board of Trustees, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund. In executing portfolio transactions, the Advisor seeks to obtain the best net results for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. The Advisor may also consider, in placing orders for the Funds, with a broker-dealer, sales of a Fund's shares, or sales of the shares of any funds that are managed by the Advisor or its affiliates, as a factor in the selection of a broker-dealer to execute portfolio transactions, subject to seeking best execution. The Advisor and its affiliates expect that the benefits achieved by their direction of orders should generally average out over the funds and other advisory clients over time. Commission rates, being a component of price, are considered together with such factors. Where transactions are effected on a foreign securities exchange, a Fund employs brokers, generally at fixed commission rates. Commissions on transactions on US securities exchanges are subject to negotiation. Where transactions are effected in the over-the-counter market or third market, a Fund deals with the primary market makers unless a more favorable result is obtainable elsewhere. Fixed income securities purchased or sold on behalf of the funds normally will be traded in the over-the-counter market on a net basis (i.e. without a commission) through dealers acting for their own account and not as brokers or otherwise through transactions directly with the issuer of the instrument. Some fixed income securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission.

Pursuant to each Fund's Investment Advisory Agreement, the Advisor selects broker-dealers in accordance with guidelines established by the Trust's Board of Trustees from time to time and in accordance with Section 28(e) of the Securities Exchange Act of 1934. In assessing the terms available for any transaction, the Advisor considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, each Fund's Investment Advisory Agreement authorize the Advisor, subject to the periodic review of the Trust's Board of Trustees, to cause a Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to a Fund. Such brokerage and research services may consist of pricing information, reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

Supplemental research information utilized by the Advisor is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor. The Trustees will periodically review the commissions paid by a Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to a Fund. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts of the Advisor for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.


[For the fiscal years ended _________, 2002 and 2001, the Advisor did not pay brokerage commissions on behalf of the Funds for research services.]


Investment decisions for a Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

Pursuant to procedures determined by the Trustees and subject to the general policies of a Fund and Section 17(e) of the 1940 Act, the Advisor may place securities transactions with brokers with whom it is affiliated ("Affiliated Brokers").

Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount which can be paid by a Fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The Board, including a majority of the Trustees who are not "interested persons" of the Trust or the Advisor, has adopted procedures designed to comply with the requirements of Section 17(e) of the 1940 Act and Rule 17e-1 promulgated thereunder to ensure that the broker's commission is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time...."

A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than its contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which it acts as a clearing broker, and any of their customers determined, by a majority of the Trustees who are not "interested persons" of a Fund or the Advisor, not to be comparable to a Fund. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Trustees who are not "interested persons" of the Trust or the Advisor, exceptions may be made. Since the Advisor, as investment advisor to a Fund, has the obligation to provide management, which includes elements of research and related skills, such research and related skills will not be used by them as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. A Fund will not engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of a Fund placed by Affiliated Brokers are combined with orders of their respective clients, in order to obtain a more favorable commission rate. When the same security is purchased for two or more Funds or customers on the same day, each Fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

Affiliated Brokers furnish to the Trust at least annually a statement setting forth the total amount of all compensation retained by them or any of their associated persons in connection with effecting transactions for the account of a Fund, and the Board reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith.


[During the fiscal years ended _________, 2002 and 2001, the Funds paid no brokerage commissions to any Affiliated Broker.]


Affiliated Brokers do not knowingly participate in commissions paid by a Fund to other brokers or dealers and do not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event that an Affiliated Broker learns at any time that it has knowingly received reciprocal business, it will so inform the Board.


[For the fiscal years ended ______, 2002 and 2001, the Funds paid no brokerage commissions. As of October 31, 2002, the Funds held no securities of its regular broker-dealers.]


                       PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Funds are distributed by Scudder Distributors, Inc. ("SDI" or the "Distributor"). Municipal Bond Fund offers two classes of shares, Institutional, and Investment shares. Short-Term Municipal Bond Fund offers five classes of shares, Classes A, B, C, Institutional, and Investment shares. General information on how to buy shares of each Fund is set forth in "Buying and Selling Fund Shares" in the Funds' Prospectuses. The following supplements that information.

Investors may invest in Institutional shares by establishing a shareholder account with the Trust or through an authorized shareholder service agent. In order to make an initial investment in Investment shares of a Fund, an investor must establish an account with a service organization. Investors may invest in Short-Term Municipal Bond Fund Class A, B and C Shares by establishing a shareholder account directly with the Fund's transfer agent or a securities dealer or any financial institution that is authorized to act as a shareholder servicing agent. Additionally, each Fund has authorized brokers to accept purchase and redemption orders for Institutional and Investment Class shares, as well as Class A, B and C Shares for Short-Term Municipal Bond Fund. Brokers, including authorized brokers of service organizations, are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Investors, who invest through brokers, service organizations or their designated intermediaries, may be subject to minimums established by their broker, service organization or designated intermediary.

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by a Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of a Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the transfer agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, a Fund's transfer agent, Scudder Investments Service Company ("SISvC"), will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from a Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless a Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50, maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

Each Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, a Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Each Fund may waive the minimum for purchases by a current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates, or a sub-advisor to any fund in the Scudder family of funds, or a broker-dealer authorized to sell shares of the funds.

Financial Services Firms' Compensation. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.

SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by SISvC,
(iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described herein and the prospectus, SDI may pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such amounts may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other Funds underwritten by SDI.

SDI may re-allow to dealers up to the full applicable Class A sales charge during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act. SDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege and one of the three following compensation schedules up to the following amounts:

          Compensation Schedule #1(1)               Compensation Schedule #2(2)       Compensation Schedule #3(2)(3)
          ---------------------------               ---------------------------       ------------------------------
                                       As a                              As a                                As a
                                  Percentage of                      Percentage of                        Percentage
            Amount of                  Net       Amount of Shares         Net           Amount of           of Net
                                                           -------
           Shares Sold             Asset Value          Sold          Asset Value      Shares Sold       Asset Value
           -----------             -----------          ----          -----------      -----------       -----------

$1 million to $5 million              1.00%      Under $15 million       0.75%      Over $15 million    0.25% - 0.50%
Over $5 million to $50 million        0.50%             --                --               --                --
Over $50 million                      0.25%             --                --               --                --

(1) The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the proprietary subaccount record keeping system, made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, SDI will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above.

(2) Compensation Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets. Conversion from "Compensation Schedule #2" to "Compensation Schedule #3" is not an automatic process. Plans whose assets grow beyond $15 million will convert to Compensation

         Schedule 3 after being re-underwritten. When a plan's assets grow to exceeding exceed $15 million, the Plan Sponsor may request to be re-underwritten by contacting their Client Relationship Manager to discuss a conversion to Compensation Schedule #3.

(3) Compensation Schedule 3 is based on individual plan underwriting criteria. In most cases, the investment dealers are compensated at a rate of 0.25%. However, certain underwriting factors, such as the number of enrollment and education meetings conducted by Scudder staff, the number of non-Scudder funds the plan chooses, and the per participant record keeping fee, can increase the fee paid up to 0.50%.

The privilege of purchasing Class A shares of Short-Term Municipal Bond Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by a Fund for services as distributor and principal underwriter for Class B shares. SDI advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares of distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. SDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares.

Class A Purchases. The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group must be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                                           Allowed to Dealers
                                             As a Percentage       As a Percentage of     as a Percentage of
Amount of Purchase                          of Offering Price       Net Asset Value*         Offering Price
------------------                          -----------------       ---------------          --------------

Less than $100,000                                   2.00                 2.04                    1.50
$100,000 but less than $250,000                      1.75                 1.78                    1.25
$250,000 but less than $500,000                      1.50                 1.52                    1.00
$500,000 but less than $1 million                    1.25                 1.26                    1.00
$1 million but less than $5 million                 --                   --                       1.00
$5 million but less than $50 million                --                   --                       0.50
$50 million and over                                --                   --                       0.25

*        Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge.

***      Commission is payable by SDI.

Class A NAV Sales. Class A shares may be sold at net asset value to:

(a)      a current or former director or trustee of Deutsche or Scudder Funds;

(b) an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder Investments family of funds or a broker-dealer authorized to sell shares of the Fund;

(c) registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children;

(d) certain professionals who assist in the promotion of Scudder Funds pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased;

(e) any trust, pension, profit-sharing or other benefit plan for only such persons listed under the preceding paragraphs (a) and (b);

(f) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(g)      persons  who  purchase  shares  of the Fund  through  SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups;

(h) selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares qualify;

(i) unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(j) through certain investment advisors registered under the Investment Advisers Act of 1940 and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund;

(k) (1) employer sponsored employee benefit plans using the Flex subaccount recordkeeping system ("Flex Plans"), established prior to October 1, 2003, provided that the Flex Plan is a participant-directed plan that has not less than 200 eligible employees; (2) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided that the amount invested in Class A shares of the Fund or other Scudder Funds totals at least $1,000,000, including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to below (collectively, the "Large Order NAV Purchase Privilege"); or (3) if you are investing $1 million or more, either as a lump sum or through the Large Order NAV Purchase Privilege (if no other net asset value purchase privilege applies); and

(l) in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends, and under other circumstances deemed appropriate by SDI and consistent with regulatory requirements.

Class A shares also may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D.
IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by SDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase.

For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Scudder Funds", (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Combined Purchases. Short-Term Municipal Bond Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the sales charge discount bracket attained by combining concurrent investments in Class A shares of any Scudder Funds that bear a sales charge.

Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of Class A shares of Scudder Funds that bear a sales charge made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by SDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Scudder Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

Class A Cumulative Discount. Class A shares of Short-Term Municipal Bond Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares being purchased, the value of all Class A shares of Scudder Funds that bear a sales charge (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Multi-Class Suitability. SDI has established the following procedures regarding the purchase of Class A, Class B and Class C Shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. A suitability determination must be made by investors with the assistance of their financial representative. Orders for Class B Shares or Class C Shares for $500,000 or more will be declined with the exception of orders received from employer sponsored employee benefit plans using the Flex subaccount recordkeeping system.

The following provisions apply to the sale of Class A, Class B and Class C Shares to Flex Plans. Class B Shares will not be sold to Flex Plans established on the Flex subaccount recordkeeping system after October 1, 2003. Orders for Class B Shares or Class C Shares for Flex Plans (not including plans under Code
Section 403 (b)(7) sponsored by a K-12 school district) established on the Flex subaccount recordkeeping system prior to October 1, 2002 will be invested instead in Class A Shares at net asset value when the combined subaccount value in a Fund or other Scudder Funds or other eligible assets is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described below. Flex Plans established prior to October 1, 2002 with eligible assets of less than $5 million may continue to purchase Class B Shares or Class C Shares until October 1, 2005. Flex Plans set-up on the Flex subaccount recordkeeping system after October 1, 2002 will automatically begin purchasing Class A shares at net asset value once the plan's eligible assets reach $1 million. After October 1, 2005, all Flex Plans with eligible assets over $1 million must begin purchasing Class A Shares.


Purchase of Institutional and Investment Class Shares. Information on how to buy shares is set forth in the section entitled "Buying and Selling Shares" in the Funds' prospectuses. The following supplements that information. The minimum initial investment for Institutional Class shares is $250,000. There is no minimum subsequent investment requirement for the Institutional Class shares. The minimum initial investment for Investment Class shares is $1,000 and the minimum subsequent investment is $50. Investment Class shares are subject to an annual shareholder servicing fee of 0.25%. These minimum amounts may be changed at any time in management's discretion.

In order to make an initial investment in Investment Class shares of a Fund, an investor must establish an account with a service organization. Investors may invest in Institutional Class shares by setting up an account directly with
SISvC or through an authorized service agent. Investors who establish shareholder accounts directly with SISvC should submit purchase and redemption orders as described in the prospectus. Additionally, each Fund has authorized brokers to accept purchase and redemption orders for Institutional and Investment Class shares for a Fund. Brokers, including authorized brokers of service organizations, are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Investors who invest through brokers, service organizations or their designated intermediaries may be subject to minimums established by their broker, service organization or designated intermediary.

Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit purchase and redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of a Fund may be purchased or redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by SISvC.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Scudder Investments family of funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call Shareholder Services at 1-800-621-1048. To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Automatic Investment Plan. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Redemptions

Each Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by a Fund for up to seven days if a Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. Each Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to a Fund's Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares, subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

Contingent Deferred Sales Charge (CDSC). The following example will illustrate the operation of the CDSC. Assume that an investor makes a single purchase of $10,000 of Short-Term Municipal Bond Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.

The rate of the CDSC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 2002 will be eligible for the second year's charge if redeemed on or after March 1, 2003. In the event no specific order is requested when redeeming shares subject to a CDSC, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any CDSC directly. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

The Class A CDSC will be waived in the event of:

(a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a
         participant-directed   qualified  retirement  plan  described  in  Code
         Section 403(b)(7) which is not sponsored by a K-12 school district;

(b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent;

(c) redemption of shares of a shareholder (including a registered joint owner) who has died;

(d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

(e) redemptions under the Fund's Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and

(f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

The Class B CDSC will be waived  for the  circumstances  set forth in items (c),
(d) and (e) for Class A shares. In addition, this CDSC will be waived:

(g) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

(h) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts); and

(i) in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (1) to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the CDSC and the conversion privilege),
         (2) in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund),
         (3) in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (4) representing returns of excess contributions to such plans.

The Class C CDSC will be waived  for the  circumstances  set forth in items (b),
(c), (d) and (e) for Class A shares and for the circumstances set forth in items
(g) and (h) for Class B shares. In addition, this CDSC will be waived for:

(j) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and

(k) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind Redemptions. Each Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds or Deutsche Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of Money Market Funds and the Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange only for like share classes (i.e., Class A shares exchanged for Class A shares of another fund), and but only through a financial services firm having a services agreement with SDI. You may exchange from the following money market funds into the same class of a Scudder fund, if available, at net asset value, subject to the conditions detailed in each fund's prospectus: Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional and Treasury Money Fund Institutional.

Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the
Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or a Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

Multi-Class Conversions. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

NET ASSET VALUE

The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its Nasdaq Official Closing price ("NOCP") on Nasdaq or its most recent sale price on such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.


Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities shall be valued at prices supplied by the Funds' Approved Pricing Agent for such securities (which are intended to reflect the bid prices), if available, and otherwise shall be valued at the average of the most recent bid quotations or evaluated prices, as applicable, on the Value Date, obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the New York Stock Exchange. For stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

TAXES

The following is a summary of the principal US federal income, and certain state and local tax considerations regarding the purchase, ownership and disposition of shares in a Fund. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax advisor with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

GENERAL

Each Fund is a separate taxable entity that has elected to be treated, has qualified, and intends to qualify for each taxable year, as a regulated investment company under Subchapter M of the Code. Qualification of a Fund as a regulated investment company under the Code requires, among other things, that
(a) the Fund derive at least 90% of its gross income (including tax-exempt interest) for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) the Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and which are engaged in the same, similar or related trades or businesses. Future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from certain foreign currency transactions or derivatives that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities.

If a Fund complies with such provisions, then in any taxable year in which the Fund distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount, recognized market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss and certain net realized foreign exchange gains and is reduced by certain deductible expenses) and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions ("net tax-exempt interest"), the Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, that is distributed to shareholders. However, if a Fund retains any investment company taxable income or net capital gain (the excess of net long-term capital gain over net short-term capital loss), it will be subject to federal income tax at regular corporate rates on the amount retained.

If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to US federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their US federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.

For US federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, any net tax-exempt interest may be subject to alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

In order to avoid a 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which no federal income tax was paid by the Fund. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared.

At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, to the extent it invests in such securities, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and to seek to avoid having to pay federal income or excise tax.

A Fund's investments in zero coupon securities, deferred interest securities, increasing rate securities, pay-in-kind ("P.I.K.") securities, or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. Transactions or instruments subject to the mark-to-market or constructive sale rules described above may have the same result in some circumstances. In order to obtain cash to distribute this income or gain as required in order to maintain its qualification as a regulated investment company, and to avoid federal income or excise taxes, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

Each Fund may purchase municipal securities together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." A Fund may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available. Additionally, a Fund may purchase beneficial interests in municipal securities held by trusts, custodial arrangements or partnerships and/or combined with third-party puts or other types of features such as interest rate swaps; those investments may require the Fund to pay "tender fees" or other fees for the various features provided. The IRS has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or other third party put and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees paid by a Fund, in relation to various regulated investment company tax provisions is unclear. However, the Advisor intends to manage a Fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.

For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent years' capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and, accordingly, would generally not be distributed to shareholders.

Each Fund is eligible to make a federal tax election with respect to certain stocks and securities it owns and that it intends to continue to hold for more than five years. If a Fund makes such an election and holds such stock and securities for more than five years, the applicable federal capital gains rate would be reduced on the sale of the stock or securities when they are sold by the Fund. Any such reduction in the capital gains rate would be passed on to the shareholders at that time. However, if a Fund makes such an election, with respect to readily tradable stock, it will be treated for federal income tax purposes as if it had sold and reacquired such stock on January 2, 2003. If a Fund makes such an election with respect to any other stock or securities, it will be treated for US federal income tax purposes as if it had sold and reacquired such stock or securities on January 1, 2002. As a result, the Fund would be required to recognize current capital gains (if any) (but not losses) on such stock or securities without the concurrent receipt of any cash which may cause the Fund to have difficulty obtaining cash to satisfy its distribution requirements. Each Fund will carefully consider these factors in determining whether to make any such election and will attempt to minimize the Fund's tax liability and to maximize its return from these investments.

US SHAREHOLDERS -- DISTRIBUTIONS

For US federal income tax purposes, distributions by a Fund whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax.

Shareholders receiving a distribution in the form of newly issued shares will be treated for US federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received. Dividends from investment company taxable income of a Fund for the year will be taxable as ordinary income. Dividends from net capital gain (net long-term capital gain in excess of net short-term capital loss), if any, will be taxable to a Fund's shareholder as long-term capital gains for federal income tax purposes without regard to the length of time shares of the Fund have been held.

Distributions to corporate shareholders designated as derived from dividend income received by a Fund, if any, that would be eligible for the dividends received deduction if the Fund were not a regulated investment company will be eligible, subject to certain holding period and debt-financing restrictions, for the 70% dividends received deduction for corporations. Because eligible dividends are limited to those received by a Fund from US domestic corporations, dividends paid by the Funds will generally not qualify for the dividends received deduction. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends received are treated as debt financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each such dividend. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax. The dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund and, to the extent such basis would be reduced below zero, require the current recognition of income. Capital gain dividends (i.e., dividends from net capital gain) paid by a Fund are not eligible for the dividends received deduction for corporations.

Interest on indebtedness incurred directly or indirectly to purchase or carry shares of a Fund will not be deductible to the extent it is deemed related to exempt-interest dividends paid by such Fund.

Shareholders that are required to file tax returns are required to report tax-exempt interest income, including exempt-interest dividends, on their federal income tax returns. A Fund will inform shareholders of the federal income tax status of its distributions after the end of each calendar year, including the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who have not held shares of a Fund for a full taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in the Fund. Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

                       US SHAREHOLDERS -- SALE OF SHARES

When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property received. Assuming the shareholder holds the shares as capital assets at the time of such sale or other disposition, such gain or loss should be treated as capital gain or loss. Moreover, any loss realized on the sale, redemption, or other disposition of the shares of a Fund with a tax holding period of six months or less, to the extent such loss is not disallowed under any other tax rule, will be treated as a long-term capital loss to the extent of any capital gain dividend with respect to such shares. Additionally, any loss realized on a sale, redemption or other disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Shareholders should consult their own tax advisors regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Furthermore, if Class A shares are redeemed or exchanged by a shareholder after having been held for less than 91 days and (1) some or all of the redemption proceeds are reinvested in Class A shares of the same fund or another mutual fund at net asset value pursuant to the reinvestment privilege, or (2) such Class A shares are exchanged for Class A shares of another mutual fund at net asset value pursuant to the exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will not be included in their tax basis under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinvestment or exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange.

For taxable year 2002, certain shareholders that are individuals or pass-through entities (but not corporate shareholders) who purchased fund shares prior to January 1, 2002 and who hold such shares as capital assets may be eligible to make an irrevocable federal income tax election on their 2002 US federal income tax returns that would reduce the applicable capital gains rate that would be applied to such shares on the future redemption or other disposition of the shares from 20% to 18%, provided that the shareholder does not redeem or otherwise dispose of such shares for more than five years from the effective date of the election. However, if a shareholder makes this election, the shareholder will be treated as if such shares were sold by the shareholder on January 2, 2002 for a selling price equal to the closing market price of the shares on such date and will be required to recognize any capital gains (but not losses) on such shares in taxable year 2002 (without receiving any additional proceeds from the Fund) at the current applicable capital gains rate. Electing shareholders will receive a new basis in such shares equal to the closing market price of such fund shares on January 2, 2002.

A Fund may be required to withhold, as "backup withholding," federal income tax from dividends (including distributions from the Fund's net long-term capital gains), and from proceeds of redemption and exchange paid to individual shareholders and other non-exempt shareholders who fail to furnish the Fund with a correct social security number or other taxpayer identification number ("TIN") certified under penalties of perjury on IRS Form W-9 or other authorized substitute thereof or if the IRS or a broker notifies the Fund that the payee has failed to properly report interest or dividend income to the IRS or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. Any amounts withheld may be credited against a shareholder's United States federal income tax liability. Distributions by a Municipal Fund will not be subject to backup withholding, however, for any year such Fund reasonably estimates that at least 95% of its dividends paid with respect to such years will be exempt-interest dividends.

                              NON-US SHAREHOLDERS

A foreign shareholder is a shareholder that, for US federal income tax purposes, is not (1) an individual who is a US citizen or resident or (2) a US corporation, partnership, estate or trust. Dividends (other than capital gains dividends) distributed to a foreign shareholder whose ownership of Fund shares is not "effectively connected" with a US trade or business carried on by such foreign shareholder (or, if an income tax treaty applies, is not attributable to a permanent establishment in the US maintained by the foreign shareholder), generally will be subject to a US federal withholding tax unless such rate is reduced by an applicable tax treaty and the foreign shareholder provides an IRS Form W-8 BEN or other appropriate type of Form W-8 to the Fund. However, if a foreign shareholder's ownership of Fund shares is "effectively connected" with a US trade or business carried on by such foreign shareholder (or, if an income tax treaty applies, is attributable to a permanent establishment in the US maintained by the foreign shareholders), then none of the dividends distributed to that shareholder will be subject to such withholding and all of such dividends will instead be subject to US federal income tax on a net-income basis at the rates which are applicable to US citizens and domestic corporations, as the case may be. Foreign shareholders that are treated as corporations for US federal income tax purposes also may be subject to the 30% federal branch profits tax.

Capital gains realized by foreign shareholders on the sale of Fund shares and distributions (and deemed distributions) to foreign shareholders of the Fund's net capital gains (the excess of the Fund's net long-term capital gains over its net short-term capital losses) generally will not be subject to US federal income or withholding tax unless the foreign shareholder is a nonresident alien individual who is physically present in the United States for more than 182 days during the taxable year and certain other conditions are met or the gain is effectively connected with a US trade or business of the foreign shareholder (or, if an income tax treaty applies, is attributable to a US permanent establishment maintained by the foreign shareholder) or the foreign shareholder is subject to tax under the provisions of the US federal income tax law applicable to US expatriates. However, back-up withholding generally will apply unless the shareholder furnishes the fund with an IRS Form W-8 BEN or other appropriate type of Form W-8 which establishes the shareholder's foreign status.

State And Local Taxes

A Fund may be subject to state or local taxes in jurisdictions in which the Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Fund may have tax consequences for shareholders different from those of a direct investment in the Fund's portfolio securities. Shareholders should consult their own tax advisors concerning these matters.

                        MANAGEMENT OF THE TRUST AND FUND

Trustees And Officers

The overall business and affairs of the Trust and the Funds are managed by the Board of Trustees. The Board approves all significant agreements between the Trust/Funds and persons or companies furnishing services to the Trust/Funds, including the Trust/Funds agreements with its investment advisor,
distributorBusin custodian Exper and and transfer Direc agent. Durin The the Board of Past Trustees 5 and the Years executive officers are responsible for managing the Trust/Funds affairs and for exercising the Trust/Funds powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee and Officer of the Trust and the Funds' Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an "interested person" of the Trust and Funds (as defined in the 1940 Act) (an "Non-Interested Trustee"). Information for each Interested Trustee (the "Interested Trustee") follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Funds' advisor and/or underwriter. The mailing address for the Trustees and Officers with respect to Trust/Funds' operations is One South Street, Baltimore, Maryland, 21202.

The following individuals hold the same position with each Fund and the Trust.

------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the Fund
and Length of              Business Experience and Directorships                                    Number of Funds in
Time Served^1,2            During the Past 5 Years                                                 Fund Complex Overseen
------------------------------------------------------------------------------------------------------------------------
Richard R. Burt            Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the           67
2/3/47                     Board, Weirton Steel Corporation^3 (April 1996 to present); Member of
Trustee since 2002         the Board, Hollinger International, Inc.^3 (publishing) (1995 to
                           present),   HCL  Technologies   Limited  (information
                           technology) (April 1999 to present), UBS Mutual Funds
                           (formerly  known as  Brinson  and  Mitchell  Hutchins
                           families of funds) (registered  investment companies)
                           (1995  to  present);   and  Member,   Textron   Inc.^3
                           International   Advisory   Council   (July   1996  to
                           present).   Formerly,  Partner,  McKinsey  &  Company
                           (consulting)  (1991-1994) and US Chief  Negotiator in
                           Strategic  Arms  Reduction  Talks (START) with former
                           Soviet  Union  and  US   Ambassador  to  the  Federal
                           Republic of Germany (1985-1991); Member of the Board,
                           Homestake    Mining^3    (mining   and    exploration)
                           (1998-February 2001), Archer Daniels Midland Company^3
                           (agribusiness  operations)  (October  1996-June 2001)
                           and Anchor  Gaming  (gaming  software and  equipment)
                           (March 1999-December 2001).
--------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix            65
3/28/30                    Euclid Market Neutral Funds (since May 1998) (registered investment
Trustee since 2002         companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick
                           (June 1956-June 1986); Director, Vintners International Company Inc.
                           (June 1989-May 1992), Coutts (USA) International (January 1992-March
                           2000), Coutts Trust Holdings Ltd., Coutts Group (March 1991-March
                           1999); General Partner, Pemco (investment company) (June 1979-June
                           1986).
--------------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business, New          66
7/15/37                    York University (since September 1964); Trustee, CREF (Pension Fund)
Trustee since 2002         (since January 2000); Director, S.G. Cowen Mutual Funds (January 1985-
                           January 2001), Japan Equity Fund, Inc. (since January 1992), Thai
                           Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since
                           2000) (registered investment companies). Formerly, Trustee, TIAA
                           (Pension Fund) (January 1996-January 2000).
--------------------------------------------------------------------------------------------------------------------


                                       55

------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the Fund
and Length of              Business Experience and Directorships                                Number of Funds in
Time Served^1,2            During the Past 5 Years                                              Fund Complex Overseen
------------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman         Private Equity Investor (January 1997 to present); Director, Soundview         65
05/27/37                   Technology Group Inc. (investment banking) (July 1998 to present),
Trustee since 2002         Corvis Corporation^3 (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds
                           (registered investment companies) (March 1998 to present). Formerly,
                           Director, Circon Corp.^3 (medical instruments) (November 1998-January
                           1999); President and Chief Executive Officer, The National Association
                           of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc.
                           (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated
                           (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex.
                           Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                           (1976-1985).
--------------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor, Finance          65
2/18/46                    Department, The Wharton School, University of Pennsylvania (since July
Trustee since 2002         1972); Director, Lauder Institute of International Management Studies
                           (since July  2000);  Co-Director,  Wharton  Financial
                           Institutions  Center  (since July 2000) and Vice Dean
                           and Director,  Wharton  Undergraduate  Division (July
                           1995-June 2000).
--------------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate) (since        65
01/31/33                   1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer
Trustee since 1993         (since 1985) and Trustee of 22 open-end mutual funds managed by Sun
                           Capital Advisers, Inc. (since 1998).
--------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts               65
4/10/51                    (charitable foundation) (1994 to present); Executive Vice President,
Trustee since 2002         The Glenmede Trust Company (investment trust and wealth management)
                           (1983 to present).  Formerly, Executive Director, The
                           Pew  Charitable  Trusts  (1988-1994);  Director,  ISI
                           Family  of Funds  (registered  investment  companies)
                           (1997-1999) and Director,  The Glenmede Trust Company
                           (investment trust and wealth management (1994-2002).
--------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (Economic and Financial                  65
10/11/35                   Consulting) (since November 1988). Formerly, Director, Financial
Trustee since 2002         Industry Consulting, Wolf & Company (consulting)(1987-1988); President,
                           John Hancock Home Mortgage Corporation (1984-1986); Senior Vice
                           President of Treasury and Financial Services, John Hancock Mutual Life
                           Insurance Company, Inc. (1982-1986).
--------------------------------------------------------------------------------------------------------------------
William N. Searcy          Pension & Savings Trust Officer, Sprint Corporation^3                           65
09/03/46                   (telecommunications) (since November 1989); Trustee of 22 open-end
Trustee since 1993         mutual funds managed by Sun Capital Advisers, Inc. (since November
                           1998).
--------------------------------------------------------------------------------------------------------------------


                                       56

------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the Fund
and Length of              Business Experience and Directorships                                Number of Funds in
Time Served^1,2            During the Past 5 Years                                              Fund Complex Overseen
------------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth        President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May         68
1/29/40                    1982 to present).  Formerly, President and Trustee, Trust for
Trustee since 2002         Investment Managers (registered investment company) (April 1999-2002).
                           President, Investment Company Administration,  L.L.C.
                           (January 1992*-July 2001);  President,  Treasurer and
                           Director,   First  Fund   Distributors,   Inc.  (June
                           1990-January  2002);  Vice President,  Professionally
                           Managed   Portfolios  (May  1991-2002)  and  Advisors
                           Series Trust (October  1996-January 2002) (registered
                           investment  companies);  President,  Guinness  Flight
                           Investment   Funds,   Inc.   (registered   investment
                           companies)  (June  1994-November  1998).  * Inception
                           date of the corporation  which was the predecessor to
                           the LLC.
--------------------------------------------------------------------------------------------------------------------

Interested Trustee

---------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the Fund
and Length of              Business Experience and Directorships                                Number of Funds in
Time Served^1,2            During the Past 5 Years                                              Fund Complex Overseen
------------------------------------------------------------------------------------------------------------------------
Richard T. Hale^4          Managing Director of Deutsche Bank Securities Inc. (formerly Deutsche          198
7/17/45                    Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present);
Chairman and Trustee since Director and President, Investment Company Capital Corp. (registered
2002                       investment advisor) (1996 to present); Director, Deutsche Global Funds,
                           Ltd. (2000 to present), CABEI Fund (2000 to present),
                           North   American   Income   Fund  (2000  to  present)
                           (registered investment companies);  Director, Scudder
                           Global     Opportunities     Fund    (since    2003);
                           Director/Officer    Deutsche/Scudder   Mutual   Funds
                           (various   dates);   President,   Montgomery   Street
                           Securities,   Inc.  (2002  to  present)   (registered
                           investment companies); Vice President, Deutsche Asset
                           Management,   Inc.   (2000  to  present);   formerly,
                           Director,  ISI Family of Funds (registered investment
                           companies; 4 funds overseen) (1992-1999).
---------------------------------------------------------------------------------------------------------------------

Officers

---------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Directorships
Served^1,2                 During the Past 5 Years
---------------------------------------------------------------------------------------------------------------------
William F. Glavin, Jr.^5   Managing Director of Deutsche Asset Management; President of Scudder Investor Services
8/30/58                    Company (1999-present); President of Scudder Service Corp. (2000-present); President of
President since 2002       Scudder Financial Services, Inc. (1999-present); Vice President of Scudder Distributors,
                           Inc. (2000-present); formerly, Executive Vice President of Dreyfus Service Corp.
                           (1995-1997); Senior Vice President of The Boston Company Advisors (1991-1995).
                           Directorships: Trustee, Crossroads for Kids (serves at-risk children)
---------------------------------------------------------------------------------------------------------------------
David W. Baldt^6           Managing Director of Active Fixed Income, Deutsche Asset Management, Inc. (1989-present)
7/4/49
Vice President since 1995
---------------------------------------------------------------------------------------------------------------------


                                       57

------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the Fund
and Length of              Business Experience and Directorships
Time Served^1,2            During the Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^5           Vice President of Deutsche Asset Management (September 2000-present). Formerly, Director,
10/13/63                   John Hancock Signature Services (1992-2001); Senior Manager, Prudential Mutual Fund
Vice President and         Services (1987-1992).
Anti-Money Laundering
Compliance Officer since
2002
---------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^5         Director, Deutsche Asset Management (April 2000-present); Formerly, Vice President and
8/5/57                     Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.)
Treasurer since 2002       (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP)
                           (1993-1998).
---------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch           Managing Director of Deutsche Asset Management (2002-present) and Director, Deutsche
3/27/54                    Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management
Secretary since 1999       (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.)
                           (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission
                           (1993-1998).
---------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum         Director, Deutsche Asset Management (2002-present). Formerly, Vice President, Deutsche
9/14/60                    Asset Management (2000-2002); Partner, Freedman, Levy, Kroll & Simonds (1997-1999).
Assistant Secretary since
2002
---------------------------------------------------------------------------------------------------------------------
Amy M. Olmert              Director, Deutsche Asset Management (1999-present). Formerly, Vice President, BT Alex.
5/14/63                    Brown Incorporated (now Deutsche Bank Securities Inc.) (1997-1999); Senior Manager and
Assistant Secretary since  other positions, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1988-1997).
2002
---------------------------------------------------------------------------------------------------------------------
Caroline Pearson^5         Managing Director of Deutsche Asset Management.
4/1/62
Assistant Secretary, since
2002
---------------------------------------------------------------------------------------------------------------------

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.


2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder MG Investments Trust of which these funds are a series.


3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

5        Address: Two International Place, Boston, MA 02110.

6        Address: 150 S. Independence Square West, Philadelphia, PA 19106.

Ms. Olmert, Ms. Pearson and Messrs. Glavin, Hirsch, Murphy, Rizzo and Rosenblum also hold similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.

Trustee Ownership in the Fund^1

                                                                                           Aggregate Dollar Range
                                                                   Dollar Range of            of Ownership as of
                                Dollar Range of Beneficial     Beneficial Ownership in      December 31, 2002 in all
                                Ownership in                  Short-Term Municipal     Funds Overseen by Trustee in the
Trustee                         Municipal Bond Fund                 Bond Fund                    Fund Complex^2
-------                         -------------------                 ---------                    --------------

Independent Trustees
--------------------

Richard R. Burt

S. Leland Dill

Martin J. Gruber

Joseph R. Hardiman

Richard J. Herring

Graham E. Jones

Rebecca W. Rimel

Philip Saunders, Jr.

William N. Searcy

Robert H. Wadsworth

Interested Trustee
------------------

Richard T. Hale

1 The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to a Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

2 Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the director's economic interest is tied to the securities, employment ownership and securities when the director can exert voting power and when the director has authority to sell the securities. The dollar ranges are:
         None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

Ownership in Securities of the Advisors and Related Companies

As reported to each Fund, the information in the following table reflects ownership by the Independent Directors and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of each Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of each Fund (including Deutsche Bank AG).

                                                                                   Value of
                               Owner and                                        Securities on       Percent of
                              Relationship                                       an Aggregate      Class on an
Independent Trustee            to Trustee        Company      Title of Class        Basis        Aggregate Basis
-------------------            ----------        -------      --------------        -----        ---------------

Richard R. Burt                   --              None              --               --                --

S. Leland Dill                    --              None              --               --                --

Martin J. Gruber                  --              None              --               --                --

Joseph R. Hardiman                --              None              --               --                --

Richard Herring                   --              None              --               --                --

Graham E. Jones                   --              None              --               --                --

Rebecca W. Rimel                  --              None              --               --                --

Philip Saunders, Jr.              --              None              --               --                --

William N. Searcy                 --              None              --               --                --

Robert H. Wadsworth               --              None              --               --                --

Information Concerning Committees and Meetings of Trustees

The Boards of Trustees of the Trust met 5 times during the calendar year ended December 31, 2002 and each Trustee attended at least 75% of the meetings of the Boards and meetings of the committees of the Boards of Trustees on which such Trustee served.

Board Committee. The current Board of Trustees was elected on July 30, 2002. The Trust's Board currently has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are S. Leland Dill (Chairman) and all of the Non-Interested Trustees. The Audit Committee met 4 times during the calendar year.

Pricing Committee: The Pricing Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Fund in accordance with the Trust's Valuation Procedures. Messrs. Hale, Jones and Searcy are members of the Pricing Committee, while Messrs. Burt, Dill, Saunders and Wadsworth are alternates. Only two Trustees are required to constitute a quorum for meetings of the Pricing Committee. The Pricing Committee met 5 times during the most recent calendar year.

Nominating and Governance Committee: The primary responsibilities of the Nominating and Governance Committee, consisting of all the Non-Interested Trustees, are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating and Governance Committee also evaluates and nominates Board member candidates. The Nominating and Governance Committee, which meets as often as deemed appropriate by the Committee, met one time during the last calendar year.

Remuneration. Officers of each Fund receive no direct remuneration from the Funds. Officers and Trustees of each Fund who are officers or trustees of Deutsche Asset Management or the Advisor may be considered to have received remuneration indirectly. As compensation for his or her services, each Trustee who is not an "interested person" of each Fund (as defined in the Investment Company Act) (an "Independent Trustee") receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from either Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by either Fund. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the Fund Complex during the calendar year 2002.


                                 Aggregate          Pension or Retirement
                             Compensation from   Benefits Accrued as Part of    Total Compensation Paid to Trustees
Name of Trustee                  the Trust^1            Fund Expenses           from the Fund and the Fund Complex^2
---------------                  -----------            -------------           ------------------------------------

Richard R. Burt
S. Leland Dill
Paul K. Freeman^3
Martin J. Gruber
Richard T. Hale
Joseph R. Hardiman
Richard J. Herring
Graham E. Jones
Hugh G. Lynch^3
Rebecca W. Rimel
Philip Saunders, Jr.
William N. Searcy
Edward T. Tokar^3
Robert H. Wadsworth


1        Scudder MG Investments Trust consists of the following series:
         International Select Equity Fund
         European Equity Fund
         Emerging Markets Equity Fund
         Emerging Markets Debt Fund
         Fixed Income Fund
         Municipal Bond Fund
         Short Duration Fund (previously known as Short-Term Fixed Income Fund) Short-Term Municipal Bond Fund
         High Income Plus Fund (previously known as High Yield Bond Fund)
         Micro Cap Fund
         Total Return Bond Fund


2 During calendar year 2002, the total number of funds in the Fund Complex was 198. During calendar year 2002, the total number of funds overseen by each Trustee was 84 funds except for Messrs. Burt (86 funds), Freeman (96 funds), Gruber (85 funds), Hale (198 funds), Hardiman (82 funds), Lynch (11 funds), Tokar (12 funds), and Wadsworth (87 funds).

3        No longer Trustees as of July 30, 2002.

Investment Advisory and Other Services

Deutsche Asset Management, Inc. ("DeAM, Inc."), 345 Park Avenue, New York, New York 10154, acts as the investment advisor to each Fund pursuant to the terms of several advisory contracts (referred to collectively herein as the "Advisory Contracts"). Pursuant to the Advisory Contracts, the Advisor supervises and assists in the management of the assets of each Fund and furnishes each Fund with research, statistical, advisory and managerial services. The Advisor pays the ordinary office expenses of the Trust and the compensation, if any, of all officers and employees of the Trust and all Trustees who are "interested persons" (as defined in the 1940 Act) of the Advisor. Effective October 6, 1999, DeAM, Inc.'s name was changed from Morgan Grenfell Inc. Under the Advisory Contracts, the Trust, on behalf of each Fund, is obligated to pay the Advisor a monthly fee at an annual rate of each Fund's average daily net assets as follows:

Fund                                                               Annual Rate
----                                                               -----------

Scudder Municipal Bond Fund                                              %
Scudder Short-Term Municipal Bond Fund                                   %

Each Fund's advisory fees are paid monthly and will be prorated if the Advisor shall not have acted as the Fund's investment advisor during the entire monthly period.


[The Advisor and the Administrator have contractually agreed to waive their fees and reimburse expenses so that total expenses will not exceed those set forth in each Fund's Prospectuses. For each class of each Fund the contractual fee waivers cover the 16-month period from each Fund's most recently completed fiscal year. These contractual fee waivers may only be changed by a Fund's Board of Trustees.]


The following table sets forth the net advisory fees that each Fund paid the Advisor during the periods indicated:

                                             For the Fiscal Year Ended
                                             -------------------------

                                          2003         2002          2001
                                          ----         ----          ----

Scudder Municipal Bond Fund                       $1,795,345     $2,107,627

Scudder Short-Term Municipal Bond Fund              $952,361       $663,931

Each Advisory Contract between DeAM, Inc. and the Trust, with respect to each Fund, was most recently approved on ________ by a vote of the Trust's Board of Trustees, including a majority of those Trustees who were not parties to such Advisory Contract or "interested persons" of any such parties. As stated above, the terms of the New Advisory Agreement for each Fund contain substantially similar provisions and do not differ in substance from the corresponding Current Advisory Agreement, except that, to the extent permissible by law and subject to further Board approval, pursuant to each New Advisory Agreement DeAM, Inc. would be authorized to appoint certain of its affiliates as sub-advisors to perform certain of DeAM, Inc.'s duties. The Advisory Contract will continue in effect with respect to each Fund, only if such continuance is specifically approved annually by the Trustees, including a majority of the Trustees who are not parties to the Advisory Contracts or "interested persons" of any such parties, or by a vote of a majority of the outstanding shares of each Fund. The Advisory Contracts are terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding shares of the Fund, at any time without penalty on 60 days' written notice to the Advisor. Termination of a Advisory Contract (that covers more than one Fund) with respect to a Fund will not terminate or otherwise invalidate any provision of such Advisory Contract with respect to any other Fund. The Advisor may terminate any Advisory Contract at any time without penalty on 60 days' written notice to the Trust. Each Advisory Contract terminates automatically in the event of its "assignment" (as such term is defined in the 1940 Act).


Each Advisory Contract provides that the Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the performance of the Advisor's obligations under the Advisory Contract with the Trust, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

In the management of the Funds and its other accounts, the Advisor allocates investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are allocated based on a Fund's pro rata portion of the amount ordered. In some cases this procedure may have an adverse effect on the price or volume of the security as far as a Fund is concerned. However, it is the judgment of the Board that the desirability of continuing the Trust's advisory arrangements with the Advisor outweighs any disadvantages that may result from contemporaneous transactions. See "Portfolio Transactions."

DeAM, Inc. is registered with the Commission as an investment advisor and provides a full range of investment advisory services to institutional clients. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

Advisory Contract Approval

Each of the Advisory Contracts has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Funds' Board of Trustees or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the Independent Trustees of the Funds' Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding Shares (as defined under "Capital Stock"). In approving the continuation of the Funds' advisory contract and sub-advisory contract, the Board, including the Independent Trustees, carefully considered
(1) the nature and quality of services to be provided to each Fund; (2) the Advisors' compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with each Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Funds and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Funds. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of Advisory contract and sub-advisory contract was in the best interests of the Funds and its shareholders. The Funds or the Advisors may terminate the Advisory Contract on sixty days' written notice without penalty. The Advisory Contract will terminate automatically in the event of assignment (as defined in the 1940 Act).

                       GENERAL INFORMATION ABOUT THE TRUST

General. The Trust was formed as a business trust under the laws of the State of Delaware on September 13, 1993, and commenced investment operations on January 3, 1994. The Board of Trustees of the Trust is responsible for the overall management and supervision of the affairs of the Trust. The Declaration of Trust authorizes the Board of Trustees to create separate investment series or portfolios of shares. As of the date hereof, the Trustees have established the Funds described in this SAI and five additional series. Until December 28, 1994, the Fixed Income Fund was a series of The Advisors' Inner Circle Fund, a business trust organized under the laws of The Commonwealth of Massachusetts on July 18, 1991. The Declaration of Trust further authorizes the Trust to classify or reclassify any series or portfolio of shares into one or more classes. As of the date hereof, the Trustees have established six classes of shares: Premier shares, Institutional shares and Investment shares and Class A, Class B and Class C shares.

The shares of each class represent an interest in the same portfolio of investments of a Fund. Each class has equal rights as to voting, redemption, dividends and liquidations, except that only Investment shares and Class A, B and C shares bear service fees and each class may bear other expenses properly attributable to the particular class. Also, holders of Investment shares and Class A, B and C shares of a Fund have exclusive voting rights with respect to the service plan adopted by the Fund.

When issued, shares of a Fund are fully paid and nonassessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to shareholders. Shares of a Fund entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

Shares of a Fund will be voted separately with respect to matters pertaining to that Fund except for the election of Trustees and the ratification of independent accountants. For example, shareholders of a Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and any change in the fundamental investment restrictions of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund. The Trust does not intend to hold shareholder meetings, except as may be required by the 1940 Act. The Trust's Declaration of Trust provides that special meetings of shareholders shall be called for any purpose, including the removal of a Trustee, upon written request of shareholders entitled to vote at least 10% of the outstanding shares of the Trust, or Fund, as the case may be. In addition, if ten or more shareholders of record who have held shares for at least six months and who hold in the aggregate either shares having a net asset value of $25,000 or 1% of the outstanding shares, whichever is less, seek to call a meeting for the purpose of removing a Trustee, the Trust has agreed to provide certain information to such shareholders and generally to assist their efforts.

In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

As of February 1, 2003 no shareholder owned more than 5% of the outstanding shares of Scudder Municipal Bond Fund or Scudder Short-Term Municipal Bond Fund

SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is organized as a Delaware business trust and, under Delaware law, the shareholders of a business trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that a Fund will not be liable for the debts or obligations of any other Fund in the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of the courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of a Fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


Proxy Voting Guidelines. Each Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. Each Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with each Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies") and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of each Fund, and the interests of the Advisor and its affiliates, including each Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment Advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with each Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the board, or of a majority of the board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment Advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


                         ANNUAL AND SEMI-ANNUAL REPORTS

Shareholders of a Fund receive an annual report containing audited financial statements and a semi-annual report. All transactions in shares of a Fund and dividends and distributions paid by the Fund are reflected in confirmations issued by the Transfer Agent at the time of the transaction and/or in monthly statements issued by the Transfer Agent. A year-to-date statement will be provided by the Transfer Agent.

                      CONSIDERATION FOR PURCHASES OF SHARES

The Trust generally will not issue shares of a Fund for consideration other than cash. At the Trust's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with an acquisition of portfolio securities or pursuant to a bona fide purchase of assets, merger or other reorganization, provided the securities meet the investment objectives and policies of the Fund and are acquired by the Fund for investment and not for resale. An exchange of securities for Fund shares will generally be a taxable transaction to the shareholder.

                             ADDITIONAL INFORMATION

Independent Accountants

PricewaterhouseCoopers LLP serves as each Fund's independent accountants, providing audit services, including review and consultation in connection with various filings by the Trust with the Commission and tax authorities.

Registration Statement

The Trust has filed with the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, a Registration Statement under the 1933 Act with respect to the securities of each Fund and certain other series of the Trust. If further information is desired with respect to the Trust, a Fund or such other series, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                              FINANCIAL STATEMENTS


[The audited financial statements for each Fund for the year ended October 31, 2003 are included in, and incorporated by reference into, this Statement of Additional Information in reliance upon the reports of PricewaterhouseCoopers LLP, each Fund's independent accountants, as experts in accounting and auditing.]

                                   APPENDIX A

BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of the securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S INVESTORS SERVICE, INC.'S SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & Poor's Ratings Group's Corporate Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NY: Bonds may lack a S&P's rating because no public rating has been requested, because there is insufficient information on which to base a rating, or because S&P's does not rate a particular type of obligation as a matter of policy.

STANDARD & Poor's Ratings Group's Commercial Paper Ratings

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC.  BOND RATINGS

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

FITCH INVESTORS SERVICE, INC.
SHORT-TERM RATINGS


Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1 " categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

DUFF & Phelps Bond Ratings

INVESTMENT GRADE

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA+, AA, and AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, and A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, and BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

HIGH YIELD GRADE

BB+, BB, and BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, and B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

Preferred stocks are rated on the same scale as bonds but the preferred rating gives weight to its more junior position in the capital structure. Structured financings are also rated on this scale.

DUFF & PHELPS PAPER/CERTIFICATES OF DEPOSIT RATINGS

CATEGORY 1: TOP GRADE

Duff 1 plus: Highest certainty of timely payment. Short-term liquidity including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good Fundamental protection factors. Risk factors are minor.

Duff 1 minus: High certainty of timely payment. Liquidity factors are strong and supported by good Fundamental protection factors. Risk factors are very small.

CATEGORY 2: GOOD GRADE

Duff 2: Good certainty of timely payment. Liquidity factors and company Fundamentals are sound. Although ongoing Funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

CATEGORY 3: SATISFACTORY GRADE

Duff 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless timely payment is expected.

No ratings are issued for companies whose paper is not deemed to be of investment grade.

---------------------------------

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated bonds. A Fund is dependent on the investment advisor's or investment sub-advisor's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Note:

1 The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of a Fund's fiscal year end.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                   March 1, 2004


INVESTMENT ADVISOR and ADMINISTRATOR
Deutsche Asset Management, Inc.
345 Park Avenue
New York, NY 10154

DISTRIBUTOR
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

CUSTODIAN

State Street Bank and Trust Company
One Heritage Drive - JPN/2N
North Quincy, MA 02171


TRANSFER AGENT
Scudder Investments Service Company
222 South Riverside Plaza
Chicago, IL 60606

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers, LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Willkie Farr & Gallagher
787 Seventh Avenue
New York, NY 10019

SERVICE INFORMATION
Existing  accounts,  new  accounts,   prospectuses,   Statements  of  Additional
Information applications, service forms, telephone exchanges, share price and performance.

                            PART C. OTHER INFORMATION

Item 23.          Exhibits

Except as noted, the following exhibits are being filed herewith:
         (a)                  Agreement and Declaration of Trust of Registrant dated September 13, 1993, as amended.  /1/

         (b)                  Amended By-Laws of Registrant.  /1/

         (c)                  See Articles III, IV, and V of the Agreement and Declaration of Trust (exhibit
                              (a)) and Article II of the Amended By-Laws (exhibit (b)). /1/

         (d)(1)               Management Contract dated January 3, 1994, as amended as of April 25, 1994, April
                              1, 1995 and September 1, 1995, between Deutsche Asset Management Investment
                              Services Limited (formerly Morgan Grenfell Investment Services Limited) and
                              Registrant, on behalf of International Select Equity Fund, Global Equity Fund,
                              European Equity Fund (formerly European Equity Growth Fund), New Asia Fund,
                              International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European
                              Small Cap Equity Fund, Emerging Markets Equity Fund, Global Fixed Income Fund,
                              International Fixed Income Fund and Emerging Markets Debt Fund. /1/

         (d)(1)(i)            Amendment dated August 22, 2000, to Management Contract dated January 3,1994, as amended April 25, 1994, April 1, 1995 and September 1, 1995 between Deutsche
                              Asset Management Investment Services Limited and Registrant, on behalf of
                              International Select Equity, European Equity, International Small Cap Equity,
                              Emerging Markets Equity Fund, Global Fixed Income, International Fixed Income and
                              Emerging Markets Debt. /8/

         (d)(1)(ii)           Termination of Management Contract dated as of December 28, 1994 between Deutsche
                              Asset Management Investment Services Limited (formerly Morgan Grenfell Investment
                              Services Limited) and the Registrant, on behalf of International Small Cap Fund,
                              Global Fixed Income Fund and International Fixed Income Fund. /15/

         (d)(2)               Management Contract dated as of December 28, 1994 between Deutsche Asset
                              Management, Inc. (formerly Morgan Grenfell Inc.) and Registrant, on behalf of
                              Fixed Income Fund and Municipal Bond Fund. /1/

         (d)(3)               Management Contract dated as of December 28, 1994 between Deutsche Asset
                              Management, Inc. (formerly Morgan Grenfell Inc.) and Registrant, on behalf of
                              Large Cap Growth Fund, Smaller Companies Fund, Short-Term Fixed Income Fund and
                              Short-Term Municipal Bond Fund. /1/

         (d)(3)(i)            Termination of Management Contract dated as of December 28, 1994 between Deutsche
                              Asset Management, Inc. (formerly Morgan Grenfell Inc.) and Registrant, on behalf of Smaller Companies Fund. /15/

         (d)(4)               Management Contract between Deutsche Asset Management, Inc. (formerly Morgan
                              Grenfell Inc. dated August 23, 1996) and Registrant, on behalf of Micro Cap Fund.
                              /2/



                                       2

         (d)(5)               Management Contract between Deutsche Asset Management, Inc. (formerly Morgan
                              Grenfell Inc.) and Registrant dated August 23, 1996, on behalf of Total Return
                              Bond Fund and High Yield Bond Fund. /3/

         (d)(6)               Subadvisory Contract between Deutsche Asset Management Investment Services
                              Limited (formerly Morgan Grenfell Investment Services Ltd.), Deutsche Asset
                              Management Investment, Inc. (formerly Morgan Grenfell Inc.) and Registrant, on behalf of Total Return Bond Fund. /4/

         (d)(7)               Management Contract between Deutsche Asset Management, Inc. and Registrant, on behalf of European Equity Fund. /7/

         (d)(8)               Form of Investment Advisory Agreement between Deutsche Asset Management
                              Investment Services Limited and the Registrant, on behalf of International Select
                              Equity Fund and Emerging Markets Debt Fund, dated July 30, 2002. /19/

         (e)(1)               Distribution Agreement between ICC Distributors, Inc. and Registrant, on behalf of all of its series. /7/

         (e)(2)               Appendix A to Distribution Agreement between ICC Distributors, Inc. and
                              Registrant, revised as of June 28, 2002.  /16/

         (e)(3)               Distribution Agreement between Scudder Distributors, Inc., and the Registrant on behalf of all of its series, dated August 19, 2002.  /18/

         (f)                  Not Applicable.

         (g)                  Custody Agreement dated as of August 24, 1998 between Brown Brothers Harriman &
                              Co. and Registrant, on behalf of all of its series. /4/

         (h)(1)               Administration Agreement dated as of August 27, 1998 between Deutsche Asset
                              Management, Inc. and Registrant, on behalf of all of its series.  /4/

         (h)(2)               Transfer Agency Agreement dated November 22, 1999, between Investment Company
                              Capital Corp. and Registrant, on behalf of each of its series. /7/

         (h)(2)(i)            Appendix A dated January 28, 2002 to Transfer Agency Agreement dated November 22,
                              1999, between Investment Company Capital Corp. and Registrant, on behalf of each of its series. /14/

         (h)(2)(ii)           Transfer Agency Agreement dated December 16, 2002, between Scudder Investment
                              Services Company and Registrant, on behalf of each of its series.  /18/

         (h)(3)               Termination of Accounting Agency Agreement dated September 8, 1998 among Brown
                              Brothers Harriman & Co., Morgan Grenfell Inc. (formerly Morgan Grenfell Capital
                              Management, Inc.) and Registrant on behalf of all of its series. /15/

         (h)(3)(i)            Accounting Services Agreement dated September 1, 2000, among Investment Company
                              Capital Corp., Deutsche Asset Management, Inc. and Registrant on behalf of
                              Short-Term Fixed Income, Short-Term Municipal Bond, Municipal Bond and Fixed
                              Income. /8/

         (h)(3)(ii)           Appendix A dated January 28, 2002 to Accounting Services Agreement dated
                              September 1, 2000, among Investment Company Capital Corp., Deutsche Asset
                              Management, Inc. and Registrant on behalf of all of its series. /14/.



                                       3

         (h)(3)(iii)          Delegation Agreement dated as of August 24, 1998 between Brown Brothers Harriman
                              & Co. and Registrant on behalf of International Select Equity Fund, Global Equity
                              Fund, European Equity Fund, New Asia Fund, International Small Cap Equity Fund,
                              Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Morgan Grenfell
                              Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income
                              Fund, International Fixed Income Fund, Morgan Grenfell Emerging Markets Debt and
                              Emerging Local Currency Debt Fund. /4/

         (h)(4)(i)            Expense Limitation Agreement dated as of June 7, 2002 between Deutsche Asset
                              Management, Inc. and Registrant, on behalf of each class of shares of Micro Cap.
                              /16/

         (h)(4)(ii)           Expense Limitation Agreement dated October 31, 2001, between Deutsche
                              Asset Management, Inc. and Registrant, on behalf of each class of shares of Fixed
                              Income Fund, Municipal Bond Fund, Short-Term Fixed Income Fund, Short-Term
                              Municipal Bond Fund, High Yield Bond Fund, Total Return Bond Fund and European
                              Equity Fund. /15/

         (h)(4)(iii)          Expense Limitation Agreement dated October 31, 2001, among Deutsche Asset
                              Management, Inc., Deutsche Asset Management Investment Services Limited and
                              Registrant, on behalf of each class of shares of International Select Equity
                              Fund, Emerging Markets Equity Fund, Emerging Markets Debt Fund. /15/

         (h)(4)(iv)           Expense Limitation Agreement dated June 6, 2002 between Deutsche Asset
                              Management  Inc. and Registrant, on behalf of each class of shares listed in
                              Exhibit A.  /18/

         (h)(4)(v)            Form of Expense Limitation Agreement between Deutsche Asset Management Investment
                              Services Limited and the Registrant, on behalf of International Select Equity
                              Fund and Emerging Markets Debt Fund, dated July 30, 2002.  /19/

         (i)                  Opinion of Legal Counsel. /20/

         (j)                  Not Applicable.

         (k)                  Not Applicable.

         (l)                  Share Purchase Agreement dated as of December 29, 1993 between Registrant and SEI
                              Financial Management Corporation. /6/

         (m)                  Distribution (Rule 12b-1) Plan(s), dated October 1, 2003.  /20/

         (n)                  Amended Rule 18f-3 Plan dated February 15, 2001. /12/

         (p)(1)               Fund and Advisers' Codes of Ethics. /8/

         (p)(2)               Code of Ethics for Deutsche Asset Management, dated September 3, 2002.  /18/

         (p)(3)               Code of Ethics for Deutsche Asset Management dated April 15, 2003. /20/

--------------------

/1/ Filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on February 15, 1996 (accession number 0000950146-96-00221) and incorporated by reference herein.

/2/ Filed as an exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on November 1, 1996 (accession number 0000950146-96-001933) and incorporated by reference herein.

/3/ Filed as an exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on December 12, 1997 (accession number0000950146-97-001909) and incorporated by reference herein.

/4/ Filed as an exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on December 28, 1998 (accession number 0001047469-98-045270) and incorporated by reference herein.

/5/ Filed as an exhibit to Post-Effective Amendment No. 10 to Registrant's Registration Statement on June 11, 1996 (accession number 0000950146-96-000954) and incorporated by reference herein.

/6/ Filed as an exhibit to Post-Effective Amendment No. 16 to Registrant's Registration Statement on February 11, 1997 (accession number 0000950146-97-000164) and incorporated by reference herein.

/7/ Filed as an exhibit to Post-Effective Amendment No. 22 to Registrant's Registration Statement on December 23, 1999 (accession number 0000928385-99-003687) and incorporated by reference herein.

/8/ Filed as an exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on September 29, 2000 (accession number 0000950169-00-001215) and incorporated by reference herein.

/9/ Filed as an exhibit to Post-Effective Amendment No. 28 to Registrant's Registration Statement on October 27, 2000 (accession number 0000950109-00-004256) and incorporated by reference herein.

/10/ Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Registration Statement on November 30, 2000 (accession number 0000950169-00-001351) and incorporated by reference herein.

/11/ Filed as an exhibit to Post-Effective Amendment No. 31 to Registrant's Registration Statement on January 29, 2001 (accession number 0000950169-01-000063) and incorporated by reference herein.

/12/ Filed as an exhibit to Post-Effective Amendment No. 32 to Registrant's Registration Statement on February 28, 2001 (accession number 0000950169-01-000097) and incorporated by reference herein.

/13/ Filed as an exhibit to Post-Effective Amendment No. 33 to Registrant's Registration Statement on April 25, 2001 (accession number 0000950169-01-500010) and incorporated by reference herein.

/14/ Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on January 28, 2002 (accession number 0000893220-02-000082) and incorporated by reference herein.

/15/ Filed as an exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on February 28, 2002 (accession number 0000935069-02-000162) and incorporated by reference herein.

/16/ Filed as an exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on June 28, 2002 (accession number 0000935069-02-000709) and incorporated by reference herein.

/17/ Filed as an exhibit to Post-Effective Amendment No. 49 to Registrant's Registration Statement on January 31, 2003 (accession number 0000088053-03-000115) and incorporated by reference herein.

/18/ Filed as an exhibit to Post-Effective Amendment No. 50 to Registrant's Registration Statement on February 4, 2003 (accession number 0000088053-03-000153)and incorporated by reference herein.

/19/ Filed as an exhibit to Post-Effective Amendment No. 51 to Registrant's Registration Statement on February 28, 2003 (accession number 0000088053-03-000272) and incorporated by reference herein.

/20/ Filed as an exhibit to Post-Effective Amendment No. 55 to Registrant's Registration Statement on October 1, 2003 (accession number 0000088053-03-000844) and incorporated by reference herein.

Item 24.          Persons Controlled By or Under Common Control With Registrant

                  The Registrant does not directly or indirectly control any person.

Item 25.          Indemnification

                  Article III, Section 7 and Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust and Article VI of the Registrant's By-Laws provide for indemnification of the Registrant's trustees and officers under certain circumstances.

Item 26.          Business And Other Connections of Investment Adviser:

                  During the last two fiscal years, no director or officer of the Funds' investment advisors, has engaged in any other business, profession, vocation, or employment of a substantial nature other than that of the business of investment management and through affiliates, investment banking.

Item 27.          Principal Underwriters

                  (a)

                  Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc. and Deutsche Asset Management Inc.

                  (b)

                  Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

             (1)                                  (2)                                          (3)

Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------

Thomas F. Eggers              Chairman and Director                       None
345 Park Avenue
New York, NY 10154

Jonathan R. Baum              Chief Executive Officer, President and      None
345 Park Avenue               Director
New York, NY 10154

Michael L. Gallagher          Vice President and Director                 None
222 South Riverside Plaza
Chicago, IL  60606

John W. Edwards, Jr.          Chief Financial Officer and Treasurer       None
60 Wall St.
New York, NY  10005

                                       6

             (1)                                  (2)                                          (3)

Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------
C. Perry Moore                Chief Operating Officer and Vice President  None
222 South Riverside Plaza
Chicago, IL  60606

Caroline Pearson              Secretary                                   Assistant Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack             Vice President and Chief Compliance         None
Two International Place       Officer
Boston, MA  02110-4103

David Edlin                   Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Robert Froelich               Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

M. Patrick Donovan            Vice President                              None
Two International Place
Boston, MA  02110-4103

Kenneth P. Murphy             Vice President                              None
Two International Place
Boston, MA  02110-4103

Philip J. Collora             Assistant Secretary                         Vice President and Assistant Secretary
222 South Riverside Plaza
Chicago, IL  60606

         (c)      Not applicable

Item 28.          Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Deutsche Asset Management                            One South Street
                                                     Baltimore, MD 21202

Deutsche Asset Management, Inc.                      345 Park Avenue
(Advisor, Administrator)                             New York, NY 10017

Scudder Distributors, Inc. (Distributor)             222 South Riverside Plaza
                                                     Chicago, IL 60606

Scudder Investment Services Company                  811 Main Street
(Transfer Agent)                                     Kansas City, Missouri 64105

Brown Brothers Harriman & Co.                           40 Water Street
(Custodian)                                             Boston, MA 02109

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertaking

                  Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant pursuant to Rule 485(a) under the Securities Act of 1933 has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 30th day of December, 2003.


                                     SCUDDER MG INVESTMENTS TRUST

                                     By  /s/ Richard T. Hale
                                         ------------------------
                                         Richard T. Hale
                                         Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Richard T. Hale
--------------------------------------
Richard T. Hale                             Trustee, Chairman and Chief Executive        December 30, 2003
                                            Officer

/s/ Charles A. Rizzo
--------------------------------------
Charles A. Rizzo                            Treasurer                                    December 30, 2003

/s/ Richard R. Burt
--------------------------------------
Richard R. Burt*                            Trustee                                      December 30, 2003

/s/ S. Leland Dill
--------------------------------------
S. Leland Dill*                             Trustee                                      December 30, 2003

/s/ Martin J. Gruber
--------------------------------------
Martin J. Gruber *                          Trustee                                      December 30, 2003

/s/ Joseph R. Hardiman
--------------------------------------
Joseph R. Hardiman *                        Trustee                                      December 30, 2003

/s/ Richard J. Herring
--------------------------------------
Richard J. Herring *                        Trustee                                      December 30, 2003

/s/ Graham E. Jones
--------------------------------------
Graham E. Jones *                           Trustee                                      December 30, 2003

/s/ Rebecca W. Rimel
--------------------------------------
Rebecca W. Rimel *                          Trustee                                      December 30, 2003

/s/ Philip Saunders, Jr.
--------------------------------------
Philip Saunders, Jr.*                       Trustee                                      December 30, 2003

/s/ William N. Searcy
--------------------------------------
William N. Searcy *                         Trustee                                      December 30, 2003







/s/ Robert H. Wadsworth                     Trustee                                      December 30, 2003
--------------------------------------
Robert H. Wadsworth*



*By:     /s/ Caroline Pearson
         ------------------------
         Caroline Pearson**
         Assistant Secretary

** By Powers of Attorney, dated September 3, 2002, filed with Post-Effective Amendment No. 46 to the Registrant's Registration Statement as filed with the Commission on December 3, 2002.

                                                      1933 Act File No. 33-68704
                                                      1940 Act File No. 811-8006


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 57

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 58

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          SCUDDER MG INVESTMENTS TRUST

                          SCUDDER MG INVESTMENTS TRUST

                                  EXHIBIT INDEX




                                       10